Registration Nos:          2-41251
                                                                        811-2214

                        SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]

           Pre-Effective Amendment No.                                   [     ]
           Post-Effective Amendment No.  69_                             [  X  ]
                                        ----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]

           Amendment No.  51_                                            [  X  ]
                         ----


                                              LIBERTY FUNDS TRUST I
                                              ---------------------
                             (Exact Name of Registrant as Specified in Charter)

                              One Financial Center, Boston, Massachusetts 02111
                              -------------------------------------------------
                                 (Address of Principal Executive Offices)

                                                617-426-3750
                                                ------------
                            (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:               Copy to:
--------------------------------------               --------

Jean S. Loewenberg, Esq.                             John M. Loder, Esq.
Liberty Funds Group LLC                              Ropes & Gray
One Financial Center                                 One International Place
Boston, MA  02111                                    Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

[     ]         Immediately upon filing pursuant to paragraph (b).

[ X ] On May 1, 2002 pursuant to paragraph (b).

[     ]         60 days after filing pursuant to paragraph (a)(1).

[     ]         On [date] pursuant to paragraph (a)(1) of Rule 485.

[     ]         75 days after filing pursuant to paragraph (a)(2).

[     ]         On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LIBERTY INCOME FUND                                     PROSPECTUS, MAY 1, 2002


CLASS A, B AND C SHARES

Advised by Colonial Management Associates, Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS


THE FUND
------------------------------------------------------------------------------2

Investment Goals............................................................  2

Principal Investment Strategies.............................................  2

Principal Investment Risks..................................................  3

Performance History.........................................................  5

Your Expenses...............................................................  7

YOUR ACCOUNT
----------------------------------------------------------------------------- 8

How to Buy Shares............................................................ 8

Sales Charges................................................................ 9

How to Exchange Shares.......................................................13

How to Sell Shares...........................................................13

Fund Policy on Trading of Fund Shares........................................15

Distribution and Service Fees................................................15

Other Information About Your Account.........................................16
MANAGING THE FUND
-----------------------------------------------------------------------------19

Investment Advisor...........................................................19

Portfolio Manager............................................................19
-------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS
-----------------------------------------------------------------------------20

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------22


-----------------------------
NOT FDIC    MAY LOSE VALUE
          -------------------
INSURED    NO BANK GUARANTEE
-----------------------------

THE FUND


INVESTMENT GOALS
--------------------------------------------------------------------------------


The Fund seeks as high a level of current income and total return as is consistent with prudent risk.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund seeks to achieve its investment goals by investing primarily in:


-     Debt securities issued by the U.S. government or U.S. corporations;

-     Debt securities issued by foreign governments or corporations; and

-     Preferred stocks.

The allocation of investments among debt securities at any given time is based on the investment advisor's estimate of the expected performance and risk of each type of investment.

The Fund also invests in preferred stocks to pursue its goal of total return. Some preferred stocks may be accompanied by a warrant, which is a right to acquire the issuer's common stock. The Fund intends to dispose of any common stock acquired through these warrants.


The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities are:


-     rated BB through D by Standard & Poor's

-     rated Ba through C by Moody's Investors Services, Inc.

-     comparably rated by another nationally recognized rating service, or

-     unrated and believed by the advisor to be comparable in quality.

The Fund will limit its investments in lower-rated corporate debt securities to 25% of its assets.

Additionally, the Fund may invest up to 25% of its assets in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

THE FUND


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.



Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events;

THE FUND



possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



Calendar Year Total Returns (Class A)

                                  [BAR CHART]

Year
1992                8.82%
1993               12.04%
1994               -4.10%
1995               20.29%
1996                3.58%
1997                8.67%
1998                8.13%
1999               -1.86%
2000                7.39%
2001                6.75%


For periods shown in bar chart:


The Fund's year-to-date total return
through March 31, 2002 was +3.10%.



Best quarter: 2nd quarter 1995, +6.70%



Worst quarter: 1st quarter 1994, -3.47%

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.



The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of U.S. government and U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper, Inc. Intermediate Investment Grade Debt Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.




After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



Average Annual Total Returns -- for periods ended December 31, 2001


                               INCEPTION
                                  DATE         1 YEAR       5 YEARS     10 YEARS
                                  ----         ------       -------     --------
Class A (%)                     12/1/69
    Return Before Taxes
    Return After Taxes on                      1.68         4.72         6.26
       Distributions
    Return After Taxes on                     -0.88         1.85         3.29
       Distributions and
       Sale of Fund Shares                     1.00         2.30         3.51
-----------------------------------------------------------------------------
Class B (%)                     5/15/92
    Return Before Taxes
    Return After Taxes on                      0.96         4.64         6.00(1)
       Distributions
    Return After Taxes on                     -1.41         2.04         3.32(1)
       Distributions and
       Sale of Fund Shares                     0.56         2.40         3.48(1)
-----------------------------------------------------------------------------
Class C (%)                      8/1/97
    Return Before Taxes
    Return After Taxes on                     5.12          5.19(1)      6.49(1)
       Distributions
    Return After Taxes on                     2.69          2.52(1)      3.63(1)
       Distributions and
       Sale of Fund Shares                    3.10          2.80(1)      3.78(1)
-----------------------------------------------------------------------------
Lehman Index (%)                  N/A         8.50           7.37        7.27
-----------------------------------------------------------------------------
Lipper Average (%)                N/A         7.59           6.44        6.74



(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on December 1, 1969, Class B shares were initially offered on May 15, 1992 and Class C shares were initially offered on August 1, 1997. Class B share returns do not reflect Class A share returns after conversion.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions

-     Assumes Class B shares convert to Class A shares after eight years.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2)(PAID DIRECTLY FROM YOUR INVESTMENT)


                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00       0.00
------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)        1.00(3)       5.00        1.00
------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (4)         (4)         (4)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                     CLASS A     CLASS B     CLASS C
Management fee (%)(5)                                  0.50        0.50        0.50
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00(6)
--------------------------------------------------------------------------------------
Other expenses (%)                                     0.51        0.51        0.51
--------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(5)            1.26        2.01        2.01(6)



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                         1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----                                         ------     -------     -------    --------
Class A                                        $597        $856       $1,134     $1,925
----------------------------------------------------------------------------------------
Class B:     did not sell your shares          $204        $630       $1,083     $2,144
             sold all your shares at
             the end of the period             $704        $930       $1,283     $2,144
----------------------------------------------------------------------------------------
Class C:    did not sell your shares           $204        $630       $1,083     $2,338
            sold all your shares at
            the end of the period              $304        $630       $1,083     $2,338



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)   There is a $7.50 charge for wiring sale proceeds to your bank.


(5) The Fund's advisor has voluntarily agreed to waive advisory fees. As a result, the actual management fee for each share class would be 0.45% and total annual fund operating expenses for Class A, B and C shares (giving effect to the 12b-1 fee waiver for Class C shares described in footnote
      (6)) would be 1.21%, 1.96% and 1.81%, respectively. This arrangement may be modified or terminated by the advisor at any time.



(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.85% and the total annual fund operating expenses for Class C shares (giving effect to the voluntary waiver described in footnote (5)) would be 1.81%. This arrangement may be modified or

YOUR ACCOUNT

INVESTMENT MINIMUMS

Initial Investment ....................................................   $1,000
Subsequent Investments ................................................   $   50
Automatic Investment Plan* ............................................   $   50
Retirement Plans* .....................................................   $   25


* The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                      receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing
                      the purchase for you.

By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for
                      shares of the same class of the Fund at no additional
                      cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                      1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.

Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.

Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the
                      money is coming from. The designated amount will be
                      exchanged on the third Tuesday of each month. Exchanges
                      will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your program
                      or change the amount of the exchange (subject to the $100
                      minimum) by calling 1-800-422-3737. Be sure to complete
                      the appropriate section of the account application for
                      this feature.

By dividend           You may automatically invest dividends distributed by one
diversification       fund into the same class of shares of the Fund at no
                      additional sales charge. To invest your dividends in the
                      Fund, call 1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.


CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



CLASS A SALES CHARGES

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          4.00
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
-----------------------------------------------------------------------
$3 million to less than $5 million                             0.80
-----------------------------------------------------------------------
$5 million to less than $25 million                            0.50
-----------------------------------------------------------------------
$25 million or more                                            0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
-------------------------------------------------------------------------
Through second year                                            4.00
-------------------------------------------------------------------------
Through third year                                             3.00
-------------------------------------------------------------------------
Through fourth year                                            3.00
-------------------------------------------------------------------------
Through fifth year                                             2.00
-------------------------------------------------------------------------
Through sixth year                                             1.00
-------------------------------------------------------------------------
Longer than six years                                          0.00

Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------
Through third year                                             1.00
-------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.


Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.


Automatic conversion to Class A shares occurs three years after purchase.



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES


HOLDING PERIOD AFTER PURCHASE                     % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption for you.

By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                      Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty". You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.




DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:



TYPES OF DISTRIBUTIONS


Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital               gains Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
--------------------------------------------------------------------------------

-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUNDS

INVESTMENT ADVISOR


--------------------------------------------------------------------------------
Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of March 31, 2002, Colonial managed over $14.5 billion in assets.



Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Colonial and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.



For the 2001 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.47% of average daily net assets of the Fund.



Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



PORTFOLIO MANAGER


--------------------------------------------------------------------------------
RICHARD A. STEVENS, vice president of Colonial, is the manager for the Fund and has managed or co-managed the Fund since September, 1995. In addition to managing the Fund, Mr. Stevens manages several other fixed-income portfolios for the advisor and is a senior research analyst. Mr. Stevens joined Colonial in April, 1994.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.



DERIVATIVE STRATEGIES


--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


STRUCTURE RISK
--------------------------------------------------------------------------------
Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the

OTHER INVESTMENT STRATEGIES AND RISKS

expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS


--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.



TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND



                                                                                 YEAR ENDED DECEMBER 31,
                                                      2001            2000             1999            1998             1997
                                                    CLASS A         CLASS A         CLASS A          CLASS A          CLASS A
 Net asset value --
 Beginning of period ($)                             5.96             5.98               6.56           6.50             6.41
-----------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                               0.34(a)(c)       0.43(b)            0.45(b)        0.45             0.44
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                    0.06(c)         (0.01)             (0.57)          0.06             0.09
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                    0.40             0.42              (0.12)          0.51             0.53
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
 From net investment income                         (0.40)           (0.43)             (0.46)         (0.45)           (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
 Return of capital                                    ---(d)         (0.01)              ---            ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders       (0.40)           (0.44)             (0.46)         (0.45)           (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   5.96             5.96               5.98           6.56             6.50
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (e) (%)                                6.75(f)          7.39              (1.86)          8.13             8.67
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (g)                                        1.23             1.22               1.13           1.09             1.11
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (g)                           5.71(c)          7.32               7.15           7.16             6.98
-----------------------------------------------------------------------------------------------------------------------------------
 Waiver/reimbursement                                0.03             ---             ---              ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                          105               81                102            161              281
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)            104,716           95,018            103,011        119,002          120,336
-----------------------------------------------------------------------------------------------------------------------------------



(a) Per share data was calculated using average shares outstanding during the period.


(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.


(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.39% to 5.71%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.



(d)   Rounds to less than $0.01.



(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(f) Had the advisor not waived a portion of expenses, total return would have been reduced.



(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

THE FUND

                                                                                 YEAR ENDED DECEMBER 31,
                                                      2001            2000             1999            1998             1997
                                                    CLASS B         CLASS B         CLASS B          CLASS B          CLASS B
 Net asset value --
 Beginning of period ($)                             5.96             5.98               6.56           6.50             6.41
-----------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                               0.30(a)(c)       0.39(b)            0.40(b)        0.40             0.39
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on                                             (0.57)          0.06             0.09
 investments and foreign currency                    0.05(c)         (0.01)
 Total from Investment Operations                    0.35             0.38              (0.17)          0.46             0.48
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS($):
 From net investment income                         (0.35)           (0.39)             (0.41)         (0.40)           (0.39)
-----------------------------------------------------------------------------------------------------------------------------------
 Return of capital                                    ---(d)         (0.01)              ---              ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders       (0.35)           (0.40)             (0.41)         (0.40)           (0.39)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   5.96             5.96               5.98           6.56             6.50
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (e)(%)                                 5.96(f)          6.60              (2.60)          7.32             7.87
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (g)                                        1.98             1.97               1.88           1.84             1.86
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (g)                           4.96(c)          6.57               6.40           6.41             6.23
-----------------------------------------------------------------------------------------------------------------------------------
 Waiver/reimbursement                                0.03             ---                 ---              ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                          105               81                102            161              281
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)             36,319           32,902             39,532         40,828           36,128
-----------------------------------------------------------------------------------------------------------------------------------




(a) Per share data was calculated using average shares outstanding during the period.


(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.


(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 5.64% to 4.96%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation. 27



(d)   Rounds to less than $0.01.



(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(f) Had the advisor not waived a portion of expenses, total return would have been reduced.



(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

FINANCIAL HIGHLIGHTS


THE FUND


                                                                                 YEAR ENDED DECEMBER 31,
                                                      2001            2000             1999            1998            1997(a)
                                                    CLASS C         CLASS C         CLASS C          CLASS C          CLASS C
 Net asset value --
 Beginning of period ($)                             5.96             5.98               6.56           6.50             6.53
-----------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                               0.31(b)(d)       0.40(c)            0.41(c)        0.41             0.17
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                    0.05(d)         (0.01)             (0.57)          0.06            (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                    0.36             0.39              (0.16)          0.47             0.14
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
 From net investment income                         (0.36)           (0.40)             (0.42)         (0.41)           (0.17)
-----------------------------------------------------------------------------------------------------------------------------------
 Return of capital                                    ---(f)         (0.01)            ---              ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders       (0.36)           (0.41)             (0.42)         (0.41)           (0.17)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   5.96             5.96               5.98           6.56             6.50
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (g)(h) (%)                             6.12             6.76              (2.45)          7.48             2.17(i)
-----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (j)                                        1.83             1.82               1.73           1.69             1.71(k)
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (j)                           5.11(d)          6.72               6.55           6.56             6.35(k)
-----------------------------------------------------------------------------------------------------------------------------------
 Waiver/reimbursement                                0.18             0.15               0.15           0.15             0.15(k)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                          105               81                102            161              281
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)              4,559            2,434              2,730          2,622              240
-----------------------------------------------------------------------------------------------------------------------------------





(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.


(b) Per share data was calculated using average shares outstanding during the period.



(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.



(d) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment (e) income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 5.79% to 5.11%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.


(e) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)   Rounds to less than $0.01.


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(h) Had the advisor and/or distributor not waived a portion of expenses, total return would have been reduced.



(i)   Not annualized.



(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



(k)   Annualized.

NOTES

NOTES

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I:  811-2214


- Liberty Income Fund




                           [LIBERTYFUNDS LETTERHEAD]



717-01/565J-0402

LIBERTY INCOME FUND                                      PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------


CLASS Z SHARES


Advised by Colonial Management Associates, Inc.




Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND
-------------------------------------------------------------------------------2
Investment Goals...............................................................2
Principal Investment Strategies ...............................................2

Principal Investment Risks.....................................................3

Performance History............................................................5

Your Expenses..................................................................7


YOUR ACCOUNT
-------------------------------------------------------------------------------8
How to Buy Shares..............................................................8

Eligible Investors.............................................................9

Sales Charges.................................................................10

How to Exchange Shares........................................................10

How to Sell Shares............................................................10

Fund Policy on Trading of Fund Shares ........................................12

Other Information About Your Account .........................................12


MANAGING THE FUND
------------------------------------------------------------------------------15
Investment Advisor............................................................15

Portfolio Manager.............................................................15


OTHER INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------------------------------16

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------18



----------------------------
NOT FDIC     MAY LOSE VALUE
           -----------------
INSURED    NO BANK GUARANTEE
----------------------------

THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------


The Fund seeks as high a level of current income and total return as is consistent with prudent risk.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund seeks to achieve its investment goals by investing primarily in:


-     Debt securities issued by the U.S. government or U.S. corporations;

-     Debt securities issued by foreign governments or corporations; and

-     Preferred stocks.

The allocation of investments among debt securities at any given time is based on the investment advisor's estimate of the expected performance and risk of each type of investment.

The Fund also invests in preferred stocks to pursue its goal of total return. Some preferred stocks may be accompanied by a warrant, which is a right to acquire the issuer's common stock. The Fund intends to dispose of any common stock acquired through these warrants.


The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities are:


-     rated BB through D by Standard & Poor's

-     rated Ba through C by Moody's Investors Services, Inc.

-     comparably rated by another nationally recognized rating service, or

-     unrated and believed by the advisor to be comparable in quality.

The Fund will limit its investments in lower-rated corporate debt securities to 25% of its assets.

Additionally, the Fund may invest up to 25% of its assets in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

THE FUND



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.



Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or

THE FUND


nationalization of the company or its assets; and possible imposition of currency exchange controls.



Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

Year
1992                                                                   8.82%
1993                                                                  12.04%
1994                                                                  -4.10%
1995                                                                  20.29%
1996                                                                   3.58%
1997                                                                   8.67%
1998                                                                   8.13%
1999                                                                  -1.86%
2000                                                                   7.39%
2001                                                                   6.75%






                                         For period shown in bar chart:
                                         The Fund's year-to-date total return
                                         through March 31, 2002 was +3.10%.
                                         Best quarter: 2nd quarter 1995, +6.70%
                                         Worst quarter: 1st quarter 1994, -3.47%

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.



The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of U.S. government and U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in Lipper Inc. Intermediate Investment Grade Debt Fund's Category (Lipper Average)as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.





After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------



                                  INCEPTION DATE    1 YEAR    5 YEARS   10 YEARS
Class A (%)                          12/1/69
    Return Before Taxes                               1.68      4.72      6.26
    Return After Taxes on
       Distributions                                 -0.88      1.85      3.29
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                                 1.00      2.30      3.51
--------------------------------------------------------------------------------
Lehman Index (%)                        N/A           8.50      7.37      7.27
--------------------------------------------------------------------------------
Lipper Average (%)                      N/A           7.59      6.44      6.74




(1) Because the Class Z shares have not commenced investment operations, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class A share returns have not been restated to take into account the fact that Class Z shares are sold without sales charges and a Rule 12b-1 fee. If differences in expenses were reflected, the returns of Class Z shares would be higher, since Class Z shares are not subject to sales charges or a 12b-1 fee.

THE FUND


UNDERSTANDING EXPENSES



ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                     0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%) (as a
percentage of the lesser of purchase price or redemption price)             0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                              (3)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fee (%)(4)                                                       0.50
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                          0.51
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)(4)                                 1.01



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


       1 YEAR             3 YEARS             5 YEARS              10 YEARS
        $103                $322                $558                $1,236



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.


(4) The Fund's advisor has voluntarily agreed to waive advisory fees. As a result, the actual management fee for Class Z shares would be 0.45% and total annual fund operating expenses for Class Z shares would be 0.96%. This arrangement may be modified or terminated by the advisor at any time.

YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD                     INSTRUCTIONS
Through your financial     Your financial advisor can help you establish your account and buy Fund
advisor                    shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the
                           New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------
By check                   For new accounts, send a completed application and check made payable to
(new account)              the Fund to the transfer agent, Liberty Funds Services, Inc.,
                           P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------
By check                   For existing accounts, fill out and return the additional investment stub
(existing account)         included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                           02266-8081.
------------------------------------------------------------------------------------------------------
By exchange                You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class or
                           Class A of the Fund at no additional cost.  There may be an additional charge if exchanging from a money market fund.  To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------------------
By wire                    You may purchase shares by wiring money from your bank account to your
                           Fund account.  To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------
By electronic funds        You may purchase shares by electronically transferring money from your
transfer                   bank account to your Fund account by calling 1-800-422-3737.  An electronic funds transfer may take up to two business days to settle and be considered in "good form."  You must set up this feature prior to your telephone request.  Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------
Automatic                  You can make monthly or quarterly investments automatically from your bank
investment plan            account to your Fund account.  You can select a pre-authorized amount to be sent via electronic funds transfer.  Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------
Automated dollar cost      You can purchase shares for your account by exchanging $100 or more each
averaging                  month from another fund for shares of the same class of the Fund at no additional cost.  You must have a current balance of at least $5,000 in the fund the money is coming from.  The designated amount will be exchanged on the third Tuesday of each month.  Exchanges will continue so long as your fund balance is sufficient to complete the transfers.  You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737.  Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------
By dividend                You may automatically invest dividends distributed by one fund into the
diversification            same class of shares of the Fund at no additional sales charge.  To invest your dividends in the Fund, call 1-800-345-6611.

YOUR ACCOUNT



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-     any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer;

- any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

- Clients of the distributor's banking affiliate that meet certain wealth management criteria.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.



The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



SALES CHARGES
--------------------------------------------------------------------------------


Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD                   INSTRUCTIONS
Through your             You may call your financial advisor to place your sell order.  To receive
financial advisor        the current trading day's price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually
                         4:00 p.m. Eastern time.  Your financial advisor may charge you fees for executing a redemption for you.
----------------------------------------------------------------------------------------------------
By exchange              You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost.  To exchange by telephone, call 1-800-422-3737.
----------------------------------------------------------------------------------------------------
By telephone             You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling
                         1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is
                         $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.
                         For details, call 1-800-345-6611.
----------------------------------------------------------------------------------------------------
By mail                  You may send a signed letter of instruction to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account  owners.  For details, call 1-800-345-6611.

                         Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box
                         8081, Boston, MA 02266-8081.
----------------------------------------------------------------------------------------------------
By wire                  You may sell shares and request that the proceeds be wired to your bank.
                         You must set up this feature prior to your telephone request.  Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------
By systematic            You may automatically sell a specified dollar amount or percentage of your
withdrawal plan          account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000.  All dividend and capital gains distributions must be reinvested.  Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------
By electronic            You may sell shares and request that the proceeds be electronically
funds transfer           transferred to your bank.  Proceeds may take up to two business days to be received by your bank.  You must set up this feature prior to your request.  Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty". You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.




DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:




TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividends                   Represents interest and dividends earned from
                            securities held by the Fund, net of expenses
                            incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains               Represents net long-term capital gains on sales of
                            securities held for more than 12 months and net
                            short-term capital gains, which are gains on sales
                            of securities held for a 12-month period or less.




DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


-     send the check to your address of record
-     send the check to a third party address
-     transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT



TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of March 31, 2002, Colonial managed over $14.5 billion in assets.



Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities Colonial and these other legal entities are managed by a single management team These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.



For the 2001 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.47% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------


RICHARD A. STEVENS, vice president of Colonial, is the manager for the Fund and has managed or co-managed the Fund since September, 1995. In addition to managing the Fund, Mr. Stevens manages several other fixed-income portfolios for the advisor and is a senior research analyst. Mr. Stevens joined Colonial in April, 1994.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.



The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.


Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.




The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.




WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------


When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


STRUCTURE RISK
--------------------------------------------------------------------------------
Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the

OTHER INVESTMENT STRATEGIES AND RISKS



expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS
--------------------------------------------------------------------------------


Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.



TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------


At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Because the Class Z shares have not commenced investment operations, information is shown for the Fund's Class A shares, the oldest existing Fund class, for the last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND
--------------------------------------------------------------------------------


THE FUND


                                                                                Year ended December 31,
                                                              2001           2001         1999         1998         1997

                                                            Class A        Class A       Class A      Class A      Class A
Net asset value --
Beginning of period ($)                                        5.96          5.98          6.56        6.50          6.41
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income                                          0.34(a)(c)    0.43(b)       0.45(b)     0.45          0.44
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         0.06(c)      (0.01)        (0.57)       0.06          0.09
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               0.40          0.42         (0.12)       0.51          0.53
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                    (0.40)        (0.43)        (0.46)      (0.45)        (0.44)
----------------------------------------------------------------------------------------------------------------------------
Return of capital                                             ---(d)        (0.01)         ---          ---          ---
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                  (0.40)        (0.44)        (0.46)      (0.45)        (0.44)
----------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                              5.96          5.96          5.98        6.56          6.50
----------------------------------------------------------------------------------------------------------------------------
Total return (e)    (%)                                        6.75(f)       7.39         (1.86)       8.13          8.67
============================================================================================================================
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (g)                                                   1.23          1.22          1.13        1.09          1.11
----------------------------------------------------------------------------------------------------------------------------
Net investment income (g)                                      5.71(c)       7.32          7.15        7.16          6.98
----------------------------------------------------------------------------------------------------------------------------
Waiver/reimbursement                                           0.03           ---          ---          ---          ---
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    105            81           102          161          281
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                        104,716        95,018       103,011      119,002      120,336
----------------------------------------------------------------------------------------------------------------------------





(a) Per share data was calculated using average shares outstanding during the period.



(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.



(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.39% to 5.71%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.



(d)   Rounds to less than $0.01.



(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(f) Had the advisor not waived a portion of expenses, total return would have been reduced.



(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov, or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214


- Liberty Income Fund



717-01/566J-0402




                           [LIBERTY FUNDS LETTERHEAD]

LIBERTY HIGH YIELD SECURITIES FUND                       PROSPECTUS, MAY 1, 2002


CLASS A, B AND C SHARES


Advised by Colonial Management Associates, Inc.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-----------------------------
Not FDIC   May Lose Value
          -------------------
Insured    No Bank Guarantee
-----------------------------

-----------------------------------------------------------------------
 TABLE OF CONTENTS

THE FUND                                                              2
-----------------------------------------------------------------------
Investment Goals ................................................     2
Principal Investment Strategies .................................     2
Principal Investment Risks ......................................     2
Performance History .............................................     4
Your Expenses ...................................................     5

YOUR ACCOUNT                                                          6
-----------------------------------------------------------------------
How to Buy Shares ...............................................     6
Sales Charges ...................................................     7
How to Exchange Shares ..........................................    11
How to Sell Shares ..............................................    11
Fund Policy on Trading of Fund Shares ...........................    13
Distribution and Service Fees ...................................    13
Other Information About Your Account ............................    14

MANAGING THE FUND                                                    17
-----------------------------------------------------------------------
Investment Advisor ..............................................    17
Portfolio Managers ..............................................    17

OTHER INVESTMENT
STRATEGIES AND RISKS                                                 18
-----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                 19
-----------------------------------------------------------------------

THE FUND


INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks high current income and total return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund pursues its investment goals by investing at least 80% of its net assets (plus any borrowings for investment purposes) in lower-rated corporate debt securities. These securities are:


-  rated BB through D by Standard & Poor's

-  rated Ba through C by Moody's Investors Service, Inc.

-  comparably rated by another nationally recognized rating service; or

-  unrated and believed by the advisor to be comparable in quality.


The Fund also may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.


Additional strategies that are not principal investment strategies and the risks associated with them are described under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.



Lower-rated debt securities commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.



Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary resulting in a gain or loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  [BAR CHART]


                                                For period shown in bar chart:
The Fund's year-to-date total return through    Best quarter: 1st quarter 1992, +10.22%
March 31, 2002 was 0.97%.                       Worst quarter: 4th quarter 2000, -7.93%

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's returns are compared to the CS First Boston High Yield Index
(CS First Index), an unmanaged index that tracks the performance of high-yield bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper High Current Yield Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.



After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.





AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001


                                    1 YEAR      5 YEARS      10 YEARS
                                    ------      -------      --------
Class A (%)
    Return Before Taxes              -7.39         0.51         6.94
    Return After Taxes on
       Distributions                -11.25        -3.20         3.07
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                -4.44        -1.27         3.79
-------------------------------------------------------------------------
Class B (%)
    Return Before Taxes              -7.86         0.47         6.70 (1)
    Return After Taxes on
       Distributions                -11.61        -3.01         3.12 (1)
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                -4.72        -1.18         3.77 (1)
-------------------------------------------------------------------------
Class C (%)
    Return Before Taxes              -4.24         0.87         7.05 (1)
    Return After Taxes on
       Distributions                 -8.05        -2.62         3.33 (1)
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                -2.51        -0.87         3.98 (1)
-------------------------------------------------------------------------
CS First Index (%)                    5.78         3.25         7.84
-------------------------------------------------------------------------
Lipper Average (%)                    1.81         1.42         6.55


(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 21, 1971, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on January 15, 1996. Class B share returns do not reflect Class A share returns after conversion.

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, and administrative costs including pricing and custody services.



EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions

- Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   CLASS A       CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)             4.75           0.00        0.00
-------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)       1.00(3)        5.00        1.00
-------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                              (4)            (4)         (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                            CLASS A   CLASS B   CLASS C
Management fee (%)                           0.60      0.60     0.60
--------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)    0.25      1.00     1.00 (5)
--------------------------------------------------------------------------
Other expenses (%)                           0.37      0.37     0.37
--------------------------------------------------------------------------
Total annual fund operating expenses (%)     1.22      1.97     1.97 (5)


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                              1 YEAR    3 YEARS  5 YEARS  10 YEARS
Class A                             $593      $844    $1,113    $1,882
------------------------------------------------------------------------
Class B: did not sell your shares   $200      $618    $1,062    $2,102
         sold all your shares at
         the end of the period      $700      $918    $1,262    $2,102
------------------------------------------------------------------------
Class C: did not sell your shares   $200      $618    $1,062    $2,296
         sold all your shares at
         the end of the period      $300      $918    $1,062    $2,296

------------------------------------------------------------------------


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.


(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.85%, and the total annual fund operating expenses for Class C shares would be 1.82%. This arrangement may be modified or terminated by the distributor at any time.

YOUR ACCOUNT


INVESTMENT MINIMUMS

Initial Investment.........$1,000
Subsequent Investments........$50
Automatic Investment Plan*....$50
Retirement Plan*..............$25

* The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD            INSTRUCTIONS
Through your      Your financial advisor can help you establish your account and
financial         buy Fund shares on your behalf. To receive the current trading
advisor           day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                  (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check          For new accounts, send a completed application and check made
(new account)     payable to the Fund to the transfer agent, Liberty Funds
                  Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check          For existing accounts, fill out and return the additional
(existing         investment stub included in your quarterly statement, or send
account)          a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                  Services, Inc., P.O. Box 8081, Boston, MA 02266-8081
--------------------------------------------------------------------------------
By exchange       You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                  Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by
                  telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire           You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                  1-800-422-3737 to obtain a control number and the wiring
                  instructions.
--------------------------------------------------------------------------------
By electronic     You may purchase shares by electronically transferring money
funds transfer    from your bank account to your fund account by calling
                  1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form."
                  You must set up this feature prior to your telephone request.
                  Be sure to complete the appropriate section of the
                  application.
--------------------------------------------------------------------------------
Automatic         You can make monthly or quarterly investments automatically
investment plan   from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                  transfer. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated         You can purchase shares for your account by exchanging $100 or
dollar cost       more each month from another fund for shares of the same class
averaging         of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third
                  Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange
                  (subject to the $100 minimum) by calling
                  1-800-422-3737.  Be sure to complete the
                  appropriate section of the account application for
                  this feature.
--------------------------------------------------------------------------------
By dividend       You may automatically invest dividends distributed by another
diversification   fund into the same class of shares of the Fund at no
                  additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can only be made in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.


CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGE

                                                                % OF
                                                              OFFERING
                                                                PRICE
                                     AS A % OF                RETAINED
                                        THE                      BY
                                       PUBLIC       AS A %    FINANCIAL
                                      OFFERING     OF YOUR     ADVISOR
AMOUNT OF PURCHASE                     PRICE      INVESTMENT    FIRM
Less than $50,000                       4.75        4.99        4.25
------------------------------------------------------------------------
$50,000 to less than $100,000           4.50        4.71        4.00
------------------------------------------------------------------------
$100,000 to less than $250,000          3.50        3.63        3.00
------------------------------------------------------------------------
$250,000 to less than $500,000          2.50        2.56        2.00
------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00        2.04        1.75
------------------------------------------------------------------------
$1,000,000 or more                      0.00        0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASE OVER $1 MILLION

AMOUNT PURCHASED                                COMMISSION %
First $3 million                                    1.00
-----------------------------------------------------------------------
$3 million to less than $5 million                  0.80
-----------------------------------------------------------------------
$5 million to less than $25 million                 0.50
-----------------------------------------------------------------------
$25 million or more                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as described in the charts below:


PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE                  % DEDUCTED WHEN
                                               SHARES ARE SOLD
Through first year                                  5.00
-----------------------------------------------------------------------
Through second year                                 4.00
-----------------------------------------------------------------------
Through third year                                  3.00
-----------------------------------------------------------------------
Through fourth year                                 3.00
-----------------------------------------------------------------------
Through fifth year                                  2.00
-----------------------------------------------------------------------
Through sixth year                                  1.00
-----------------------------------------------------------------------
Longer than six years                               0.00

Commission to financial advisors is 5.00%.


Automatic conversion to Class A shares occurs eight years after purchase.



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a sales charge discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                 SHARES ARE SOLD
Through first year                                  3.00
-----------------------------------------------------------------------
Through second year                                 2.00
-----------------------------------------------------------------------
Through third year                                  1.00
-----------------------------------------------------------------------
Longer than three years                             0.00

Commission to financial advisors is 2.50%.


Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGE

                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                 SHARES ARE SOLD
Through first year                                  3.00
-----------------------------------------------------------------------
Through second year                                 2.00
-----------------------------------------------------------------------
Through third year                                  1.00

Commission to financial advisors is 1.75%.


Automatic conversion to Class A shares occurs three years after purchase.



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGE


HOLDING PERIOD AFTER PURCHASE         % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                  1.00
-----------------------------------------------------------------------
Longer than one year                                0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD            INSTRUCTIONS
Through your      You may call your financial advisor to place your sell order.
financial         To receive the current trading day's price, your financial
advisor           advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                  Your financial advisor may charge you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange       You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                  1-800-422-3737.
--------------------------------------------------------------------------------
By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                  calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar
                  limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
                  Certain restrictions apply to retirement accounts. For
                  details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail           You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the
                  letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving
                  joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                  02266-8081.
--------------------------------------------------------------------------------
By wire           You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                  telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic     You may automatically sell a specified dollar amount or
withdrawal plan   percentage of your account on a monthly, quarterly or
                  semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                  available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                  Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic     You may sell shares and request that the proceeds be
funds transfer    electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this
                  feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, B and C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividend          Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains     Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends monthly and declares and pays any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
-----------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-----------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-----------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of March 31, 2002, Colonial managed over $14.5 billion in assets.



Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Colonial and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.






For the 2001 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.60% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

SCOTT B. RICHARDS is the lead manager of the Fund since 1999. Mr. Richards is a senior vice president of Colonial and prior to joining Colonial, he was employed with State Street Research & Management Company as vice president and a portfolio manager.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted a approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


ZERO COUPON BONDS
--------------------------------------------------------------------------------


Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.



TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND


                                                                             Years ended December 31,
                                                          2001           2000           1999           1998            1997

                                                        Class A        Class A        Class A        Class A         Class A
  Net asset value-- Beginning of period ($)               5.30           6.55           6.76           7.23           6.92
---------------------------------------------------------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                   0.52 (a)(b)    0.61 (c)       0.60(c)        0.63           0.61
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments and foreign currency                    (0.65)(a)      (1.24)         (0.20)         (0.48)          0.31
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       (0.13)         (0.63)          0.40           0.15           0.92
---------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

  From net investment income                             (0.51)         (0.62)         (0.61)         (0.62)         (0.61)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                      (0.04)          ---            ---            ---             ---
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders           (0.55)         (0.62)         (0.61)         (0.62)         (0.61)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value -- End of period ($)                    4.62           5.30           6.55           6.76           7.23
---------------------------------------------------------------------------------------------------------------------------------
  Total return (%) (d)                                   (2.78)        (10.28)          6.17           2.12          13.87
---------------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):

  Expenses (e)                                            1.22           1.16           1.21           1.21           1.20
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (e)                              10.34 (a)      10.00           9.02           8.81           8.53
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate (%)                              62             28             42             97             115
---------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period (000's) ($)               369,043        390,917        540,201        568,125         600,107



(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized gain/loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.76% to 10.34%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.



(b) Per share data was calculated using average shares outstanding during the period.



(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

THE FUND


                                                                       Years ended December 31,
                                                             2001       2000      1999      1998      1997
                                                            Class B    Class B   Class B   Class B   Class B
         Net asset value -- Beginning of period ($)           5.30       6.55      6.76     7.23      6.92
         ------------------------------------------------------------------------------------------------------
         INCOME FROM INVESTMENT OPERATIONS ($):

         Net investment income                                0.48        0.56 (c)  0.55(c)    0.58      0.56
        ------------------------------------------------------------------------------------------------------
         Net realized and unrealized gain (loss) on

            investments and foreign currency                 (0.65)(b)   (1.24)    (0.20)     (0.48)     0.31
        ------------------------------------------------------------------------------------------------------
         Total from Investment Operations                    (0.17)      (0.68)     0.35       0.10      0.87
        ------------------------------------------------------------------------------------------------------
         LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
         From net investment income                          (0.47)      (0.57)    (0.56)     (0.57)    (0.56)
        ------------------------------------------------------------------------------------------------------

         Return of capital                                   (0.04)        ---       ---       ---       ---
        ------------------------------------------------------------------------------------------------------
         Total Distributions Declared to Shareholders        (0.51)     (0.57)     (0.56)     (0.57)    (0.56)
        ------------------------------------------------------------------------------------------------------
        Net asset value -- End of period ($)                  4.62       5.30       6.55       6.76      7.23
        ------------------------------------------------------------------------------------------------------
         Total return (%) (d)                                (3.51)    (10.96)      5.38       1.36     13.03
        ------------------------------------------------------------------------------------------------------

         RATIOS TO AVERAGE NET ASSETS (%):
         Expenses (e)                                         1.97       1.91       1.96       1.96      1.95
        ------------------------------------------------------------------------------------------------------
         Net investment income (e)                            9.59 (a)   9.25       8.27       8.06      7.78
        ------------------------------------------------------------------------------------------------------
         Portfolio turnover rate (%)                            62         28         42         97       115
        ------------------------------------------------------------------------------------------------------
         Net assets at end of period (000's) ($)            350,464    433,949   627,057    573,626   513,977





(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized gain/loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.02% to 9.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.



(b) Per share data was calculated using average shares outstanding during the period.



(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.



(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

THE FUND


                                                                            Years ended December 31,
                                                             2001         2000         1999        1998           1997 (A)

                                                            Class C      Class C      Class C     Class C        Class C
  Net asset value-- Beginning of period ($)                   5.30          6.55         6.76        7.23          6.92
--------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                       0.49 (b)(c    0.57 (d)     0.56 (d)    0.58          0.56
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments and foreign currency                        (0.65) (b)    (1.24)       (0.20)      (0.47)         0.31
--------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                           (0.16)        (0.67)        0.36        0.11          0.87
--------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                 (0.48)        (0.58)       (0.57)      (0.58)        (0.56)
--------------------------------------------------------------------------------------------------------------------------
  Return of capital                                          (0.04)           --           --          --            --
--------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders               (0.52)        (0.58)       (0.57)      (0.58)        (0.56)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value -- End of period ($)                        4.62          5.30         6.55        6.76          7.23
--------------------------------------------------------------------------------------------------------------------------
  Total return (%) (e)                                     (3.37) (f)   (10.78) (f)     5.54 (f)    1.51 (f)      13.11
--------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (g)                                                1.82          1.76         1.81        1.81          1.85
--------------------------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                                        0.15          0.15         0.15        0.15          0.15
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (g)                                  9.74 (b)       9.40         8.42        8.21          7.88
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate (%)                                   62            28           42          97           115
--------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period (000's) ($)                   52,122        48,904       56,068      34,302        17,977




(a)      Class D shares were designated Class C shares on July 1, 1997.



(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized gain/loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.16% to 9.74%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.



(c) Per share data was calculated using average shares outstanding during the period.



(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.



(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(f) Had the distributor not waived a portion of expenses, total return would have been reduced.



(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

                                      NOTES


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                                                                             23

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                                                                             24

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                                                                             25

FOR MORE INFORMATION
---------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust I:  811-2214
- Liberty High Yield Securities Fund





[LIBERTY FUNDS LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP
(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2821
800.426.3750      www.libertyfunds.com

LIBERTY HIGH YIELD SECURITIES FUND      PROSPECTUS MAY 1, 2002


CLASS Z SHARES

Advised by Colonial Management Associates, Inc.

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-------------------------------
 Not FDIC   May Lose Value
          ---------------------
 Insured    No Bank Guarantee
-------------------------------

TABLE OF CONTENTS

THE FUND                                2
------------------------------------------

Investment Goals........................2

Principal Investment Strategies.........2

Principal Investment Risks..............2

Performance History.....................4

Your Expenses...........................5


YOUR ACCOUNT                            6
------------------------------------------

How to Buy Shares.......................6

Eligible Investors......................7

Sales Charges...........................8

How to Exchange Shares..................8

How to Sell Shares......................8

Fund Policy on Trading of Fund Shares...9

Other Information About Your Account...10


MANAGING THE FUND......................13
------------------------------------------

Investment Advisor.....................13


Portfolio Managers.....................13
------------------------------------------

OTHER INVESTMENT
STRATEGIES AND RISKS...................14
------------------------------------------


FINANCIAL HIGHLIGHTS...................15
------------------------------------------

THE FUND


INVESTMENT GOALS
------------------------------------------------------------------------------

The Fund seeks high current income and total return.


PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------


The Fund pursues its investment goals by investing at least 80% of its net assets (plus any borrowings for investment purposes) in lower-rated corporate debt securities. These securities are:


-        rated BB through D by Standard & Poor's

-        rated Ba through C by Moody's Investors Service, Inc.


-        comparably rated by another nationally recognized rating service; or


-        unrated and believed by the advisor to be comparable in quality.


The Fund also may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.


Additional strategies that are not principal investment strategies and the risks associated with them are described under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's [stock and bond] selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with [a] similar investment goal[s]. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.



Lower-rated debt securities commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.



Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary resulting in a gain or loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                                 [BAR CHART]


                                                      For period shown in bar chart:
The Fund's year-to-date total return through          Best quarter: 1st quarter 1992, +10.22%
March 31, 2002 was +1.03%.                            Worst quarter: 4th quarter 2000, -7.88%

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance since it commenced operations. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS ARE a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.


The Fund's returns are compared to the CS First Boston High Yield Index
(CS First Index), an unmanaged index that tracks the performance of high-yield bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper High Current Yield Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.



After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002 (1)


                                  1 YEAR        5 YEARS       10 YEARS
Class Z (%)
    Return Before Taxes            -2.53                       7.54(1)
    Return After Taxes on                       1.65(1)
       Distributions               -6.68                       3.62(1)
    Return After Taxes on                       -2.17(1)
       Distributions and
       Sale of Fund Shares         -1.47        -0.42(1)       4.27(1)
--------------------------------------------------------------------------
CS First Index (%)                 5.78           3.25          7.84
--------------------------------------------------------------------------
Lipper Average (%)                 1.83           1.42          6.55
--------------------------------------------------------------------------


(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without a sales charge. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on October 21, 1971, and Class Z shares were initially offered on January 8, 1999.

UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                       CLASS Z
---------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
---------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption
price)                                                                  0.00
---------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                         (3)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                              CLASS Z
Management fee (%)                                              0.60
----------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
----------------------------------------------------------------------------
Other expenses (%)                                              0.37
----------------------------------------------------------------------------
Total annual fund operating expenses (%)                        0.97



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


       1 YEAR                3 YEARS              5 YEARS             10 YEARS
         $99                  $309                 $536                $1,190



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)      There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time. Your financial
                      advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name
                      and account number with a check made payable to the Fund
                      to Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                      MA 02266-8081.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares by
                      exchanging shares you own in one fund for shares of the
                      same class or Class A of the Fund at no additional cost.
                      There may be an additional charge if exchanging from a
                      money market fund.  To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your fund
                      account. You can select a pre-authorized amount to be
                      sent via electronic funds transfer. Be sure to complete
                      the appropriate section of the application for this
                      feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You
                      must have a current balance of at least $5,000 in the
                      fund the money is coming from. The designated amount
                      will be exchanged on the third Tuesday of each month.
                      Exchanges will continue so long as your fund balance is
                      sufficient to complete the transfers. You may terminate
                      your program or change the amount of the exchange
                      (subject to the $100 minimum) by calling 1-800-422-3737.
                      Be sure to complete the appropriate section of the
                      account application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund
                      at no additional sales charge.  To invest your dividends
                      in another fund, call 1-800-345-6611.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-        any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer;

- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over; and

- Clients of the distributor's banking affiliate that meet certain wealth management criteria.

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares generally are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior
                      to the close of regular trading on the NYSE, usually
                      4:00 p.m. Eastern time. Your financial advisor may
                      charge you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To
                      exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by
                      telephone and request that a check be sent to your
                      address of record by calling 1-800-422-3737, unless you
                      have notified the Fund of an address change within the
                      previous 30 days.  The dollar limit for telephone sales
                      is $100,000 in a 30-day period.  You do not need to set
                      up this feature in advance of your call.  Certain
                      restrictions apply to retirement accounts.  For details,
                      call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock
                      power form to the address below.  In your letter of
                      instruction, note the Fund's name, share class, account
                      number, and the dollar value or number of shares you
                      wish to sell.  All account owners must sign the letter,
                      and signatures must be guaranteed by either a bank, a
                      member firm of a national stock exchange or another
                      eligible guarantor institution.  Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and
                      individual retirement account owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior
                      to your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. All dividend
                      and capital gains distributions must be reinvested. Be
                      sure to complete the appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may
                      take up to two business days to be received by your
                      bank. You must set up this feature prior to your
                      request. Be sure to complete the appropriate section of
                      the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net
                      short-term capital gains on sales of securities held for
                      a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends monthly and declares and pays any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR
------------------------------------------------------------------------------


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of March 31, 2002, Colonial managed over $14.5 billion in assets.



Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Colonial and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.






For the 2001 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.60% of average daily net assets of the Fund.



PORTFOLIO MANAGERS
------------------------------------------------------------------------------


SCOTT B. RICHARDS is the lead manager of the Fund since 1999. Mr. Richards is a senior vice president of Colonial and prior to joining Colonial he was employed with State Street Research & Management Company as vice president and a portfolio manager.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S
OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.



DERIVATIVE STRATEGIES
------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


ZERO COUPON BONDS
------------------------------------------------------------------------------


Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.



TEMPORARY DEFENSIVE STRATEGIES
------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period January 8, 1999 (Class Z inception date) to December 31, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND


                                                                       Years ended December 31,
                                                                   2001           2000         1999 (a)

                                                                  Class Z       Class Z         Class Z
   Net asset value -- Beginning of period ($)                      5.30           6.55           6.79
  ----------------------------------------------------------------------------------------------------------

   INCOME FROM INVESTMENT OPERATIONS ($):

   Net investment income                                        0.53 (b)(c)     0.62 (d)       0.60 (d)
  ----------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currency                            (0.65) (b)       (1.24)         (0.23)
  ----------------------------------------------------------------------------------------------------------

   Total from Investment Operations                              (0.12)           (0.62)          0.37

  ----------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

   From net investment income                                    (0.52)           (0.63)         (0.61)
  ----------------------------------------------------------------------------------------------------------

   Return of capital                                             (0.04)          ---             ---
  ----------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                  (0.56)         (0.63)           (0.61)
  ----------------------------------------------------------------------------------------------------------
   Net asset value -- End of period ($)                           4.62           5.30             6.55
  ----------------------------------------------------------------------------------------------------------
   Total return (%) (e)                                          (2.53)        (10.06)            5.83 (f)
  ----------------------------------------------------------------------------------------------------------

   RATIOS TO AVERAGE NET ASSETS (%):

   Expenses (g)                                                    0.97           0.91         0.95 (h)
  ----------------------------------------------------------------------------------------------------------
   Net investment income (g)                                     10.59 (b)       10.25         9.22 (h)
  ----------------------------------------------------------------------------------------------------------
   Portfolio turnover rate (%)                                      62             28           42 (f)
  ----------------------------------------------------------------------------------------------------------
   Net assets at end of period (000's) ($)                         1,978          566             418





(a) Class Z shares were initially offered on January 8, 1999. Per share data reflects activity from that date. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year






(b) ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized gain/loss per share by $0.05 and increase the ratio of net investment income to average net assets from 10.01% to 10.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.



(c) Per share data was calculated using average shares outstanding during the period.



(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.



(e)     Total return at net asset value assuming all distributions reinvested.



(f)     Not annualized.



(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


(h)     Annualized.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust I:811-2214



- Liberty High Yield Securities Fund





[LIBERTYFUNDS LOGO] LIBERTYFUNDS

A MEMBER OF COLUMBIA MANAGEMENT GROUP

(C) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621

LIBERTY STRATEGIC INCOME FUND                             PROSPECTUS MAY 1, 2002
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Colonial Management Associates, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND                                                                    2
-------------------------------------------------------------------------------

Investment Goals.......................................................     2

Principal Investment Strategies........................................     2

Principal Investment Risks.............................................     2

Performance History....................................................     4

Your Expenses..........................................................     6

YOUR ACCOUNT                                                                7
-------------------------------------------------------------------------------

How to Buy Shares......................................................     7

Sales Charges..........................................................     8

How to Exchange Shares.................................................    12

How to Sell Shares.....................................................    12

Fund Policy on Trading of Fund Shares..................................    14

Distribution and Service Fees..........................................    14

Other Information About Your Account...................................    15


MANAGING THE FUND                                                          18
-------------------------------------------------------------------------------

Investment Advisor.....................................................    18

Portfolio Managers.....................................................    18

OTHER INVESTMENT STRATEGIES AND RISKS                                      19
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                       21
-------------------------------------------------------------------------------



--------------------------------
Not FDIC      May Lose Value
             -------------------
Insured       No Bank Guarantee
--------------------------------

THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to achieve its goals by investing primarily in:

-     debt securities issued by the U.S. government;

- debt securities issued by foreign governments and foreign companies including securities issued in emerging market countries; and

-     lower-rated corporate debt securities.

The advisor allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower rated corporate debt securities. These securities are:

-     rated BB through D by Standard & Poor's;

-     rated Ba through C by Moody's Investors Service, Inc.;

-     comparably rated by another nationally recognized rating service; or

-     unrated and believed by the advisor to be comparable in quality.

Additional strategies that are not principal investment strategies and the risks associated with them are described under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.

THE FUND


Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and imposition of currency exchange controls.



Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR
1992        9.74%
1993       14.92%
1994       -3.69%
1995       20.15%
1996       10.23%
1997        8.61%
1998        5.17%
1999        1.28%
2000       -0.66%
2001        3.07%



                                         For period shown in bar chart:
The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +5.51%
through March 31, 2002 was +0.71%.       Worst quarter: 1st quarter 1994, -2.62%

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's returns are compared to the Lehman Government/Credit Bond Index (formerly named the Lehman Government/Corporate Bond Index) (Lehman Index), an unmanaged index that tracks the performance of U.S. government and U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper, Inc. Multi-Sector Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.





After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001 (1)


                                         1 YEAR           5 YEARS       10 YEARS
Class A (%)
    Return Before Taxes
    Return After Taxes on                -1.83             2.44            6.14
       Distributions
    Return After Taxes on                -5.29            -0.96            2.67
       Distributions and Sale
       of Fund Shares                    -1.14             0.27            3.21
--------------------------------------------------------------------------------
Class B (%)
    Return Before Taxes
    Return After Taxes on                -2.57             2.35            5.88
       Distributions
    Return After Taxes on                -5.89            -0.80            2.71
       Distributions and Sale
       of Fund Shares                    -1.58             0.34            3.18
--------------------------------------------------------------------------------
Class C (%)
    Return Before Taxes
    Return After Taxes on                 1.51             2.89            6.37
       Distributions
    Return After Taxes on                -1.87            -0.32            3.00
       Distributions and Sale
       of Fund Shares                     0.90             0.74            3.47
--------------------------------------------------------------------------------
Lehman Index (%)                          8.50             7.37            7.27
--------------------------------------------------------------------------------
Lipper Average (%)                        3.63             3.24            6.44


(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares.

      If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on April 4, 1977, Class B shares were initially offered on May 15, 1992, and Class C shares were initially offered on July 1, 1997.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions

-     Assumes Class B shares convert to Class A shares after eight years




YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                   CLASS A   CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)             4.75      0.00       0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)       1.00(3)   5.00       1.00
--------------------------------------------------------------------------------
Redemption fee (4) (%) (as a percentage of amount
redeemed, if applicable)                              (4)       (4)        (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                            CLASS A       CLASS B      CLASS C
Management fee (%)                            0.63         0.63         0.63
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)     0.24(5)      0.99(5)      1.00(6)
--------------------------------------------------------------------------------
Other expenses (%)                            0.35         0.35         0.35
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)      1.22         1.97         1.97(6)


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------



CLASS                                      1 YEAR  3 YEARS   5 YEARS    10 YEARS
Class A                                     $593     $844     $1,113    $1,882
--------------------------------------------------------------------------------
Class B:    did not sell your shares        $200     $618     $1,062    $2,102
            sold all your shares at
            the end of the period           $700     $918     $1,262    $2,102
--------------------------------------------------------------------------------
Class C:    did not sell your shares        $200     $618     $1,062    $2,296
            sold all your shares at
            the end of the period           $300     $618     $1,062    $2,296



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)   There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The annual service fee portion of the 12b-1 fee may equal up to 0.15% on net assets attributable to shares issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.15% and 0.25% rates.


(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.85% and the total annual fund operating expenses for Class C shares would be 1.82%. This arrangement may be modified or terminated at any time.

YOUR ACCOUNT



INVESTMENT MINIMUMS

Initial Investment............     $1,000
Subsequent Investments........     $   50
Automatic Investment Plan*....     $   50
Retirement Plan*..............     $   25

*     The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time.  Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost.  There may be an additional charge if exchanging from a money market fund.
                      To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank account to your fund account.  To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your fund account by calling
                      1-800-422-3737.  An electronic funds transfer may take up to two business days to settle and be considered in "good form."
                      You must set up this feature prior to your telephone request.
                      Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer.  Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging $100 or
cost averaging        more each month from another fund for shares of the same class of the Fund at no additional cost.  You must have a current balance of at least $5,000 in the fund the money is coming from.  The designated amount will be exchanged on the third
                      Tuesday of each month.  Exchanges will continue so long as your fund balance is sufficient to complete the transfers.  You may terminate your program or change the amount of the exchange
                      (subject to the $100 minimum) by calling 1-800-422-3737.  Be sure to complete the appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by another
diversification       fund into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers Class J shares which are made available only to residents or citizens of Japan through a separate prospectus.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.


CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                       % OF
                                                                     OFFERING
                                        AS A % OF                      PRICE
                                       THE PUBLIC       AS A %      RETAINED BY
                                        OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                        PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                         4.75           4.99          4.25
--------------------------------------------------------------------------------
$50,000 to less than $100,000             4.50           4.71          4.00
--------------------------------------------------------------------------------
$100,000 to less than $250,000            3.50           3.63          3.00
--------------------------------------------------------------------------------
$250,000 to less than $500,000            2.50           2.56          2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000          2.00           2.04          1.75
--------------------------------------------------------------------------------
$1,000,000 or more                        0.00           0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------


AMOUNT PURCHASED                                                  COMMISSION %
First $3 million                                                      1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                    0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                   0.50
--------------------------------------------------------------------------------
$25 million or more                                                   0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                                 % DEDUCTED WHEN
                                                              SHARES ARE SOLD
Through first year                                                  5.00
--------------------------------------------------------------------------------
Through second year                                                 4.00
--------------------------------------------------------------------------------
Through third year                                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                                  1.00
--------------------------------------------------------------------------------
Longer than six years                                               0.00


Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares occurs eight years after purchase.



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a sales charge discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                             % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                SHARES ARE SOLD
Through first year                                                 3.00
--------------------------------------------------------------------------------
Through second year                                                2.00
--------------------------------------------------------------------------------
Through third year                                                 1.00
--------------------------------------------------------------------------------
Longer than three years                                            0.00


Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                             % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                SHARES ARE SOLD
Through first year                                                 3.00
--------------------------------------------------------------------------------
Through second year                                                2.00
--------------------------------------------------------------------------------
Through third year                                                 1.00


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES
--------------------------------------------------------------------------------


HOLDING PERIOD AFTER PURCHASE                   % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------



METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing a redemption for you.
-------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
-------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-345-6611.
                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank.  You must set up this feature prior to your
                      telephone request.  Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000.  This feature is not
                      available if you hold your shares in certificate form.  All dividend and capital gains distributions must be reinvested.
                      Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee for Class A, B and C shares is calculated by adding (1) 0.15% on net assets attributable to Class A, B and C shares issued prior to January 1, 1993 and (2) 0.25% on net assets attributable to Class A, B and C shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates for Class A, B and C. For the fiscal year ended December 31, 2001, the service fee was 0.23% of the Fund's average net assets for each of Class A, B and C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charges" in the Prospectus for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains generally based on the number of shares you own at the time these distributions are declared.




DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital       gains Represents net long-term capital gains on sales of
              securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends monthly and declares and pays any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT



TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of March 31, 2002, Colonial managed over $14.5 billion in assets.



Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Colonial and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.



For the 2001 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.63% of average daily net assets of the Fund.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------




LAURA A. OSTRANDER, a senior vice president of Colonial, has managed or co-managed the Fund since September, 2000 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.

Other members of the advisor's Taxable Fixed Income Investment and Trading Groups also participate in the management of the Fund.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or any of its investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


ZERO COUPON BONDS
--------------------------------------------------------------------------------


Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.

OTHER INVESTMENT STRATEGIES AND RISKS



PORTFOLIO TURNOVER
--------------------------------------------------------------------------------



There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.



TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND
--------------------------------------------------------------------------------


                                                                                  Year ended December 31,
                                                               2001           2000           1999          1998          1997

                                                             Class A        Class A       Class A       Class A        Class A
Net asset value --
Beginning of period ($)                                       6.00           6.62          7.11           7.32          7.31
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income                                         0.48 (a)(b)    0.58 (c)      0.57 (c)       0.56          0.58
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments and foreign currency                          (0.30) (b)     (0.62)        (0.48)         (0.19)         0.02
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                              0.18          (0.04)         0.09           0.37          0.60
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                                   (0.50)         (0.53)        (0.58) (d)     (0.58) (d)    (0.59) (d)
----------------------------------------------------------------------------------------------------------------------------------
Return of capital                                            (0.04)         (0.05)           --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                 (0.54)         (0.58)        (0.58)         (0.58)        (0.59)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                             5.64           6.00          6.62           7.11          7.32
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (e)                                          3.07          (0.68)         1.28           5.17          8.61
----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):

Expenses(f)                                                   1.21           1.17          1.19           1.15          1.18
----------------------------------------------------------------------------------------------------------------------------------
Net investment income(f)                                      8.22 (b)       9.12          8.30           7.88          7.78
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    106             35            44             64           111
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                      575,791        536,481       669,795        787,461       808,228



(a) Per share data was calculated using average shares outstanding during the period.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.60% to 8.22%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) The per share net investment income amounts do not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


THE FUND
--------------------------------------------------------------------------------


                                                                                   Year ended December 31,

                                                              2001           2000           1999           1998           1997

                                                            Class B        Class B        Class B        Class B        Class B
Net asset value --
Beginning of period ($)                                      6.00            6.62           7.11           7.32           7.31
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income                                        0.44 (a)(b)     0.53 (c)       0.51 (c)       0.51           0.52
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments and foreign currency                         (0.32) (b)      (0.62)         (0.48)         (0.20)          0.03
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                             0.12          (0.09)           0.03           0.31           0.55
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                                  (0.45)          (0.48)         (0.52) (d)     (0.52) (d)     (0.54) (d)
-----------------------------------------------------------------------------------------------------------------------------------
Return of capital                                           (0.04)          (0.05)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                (0.49)          (0.53)         (0.52)         (0.52)         (0.54)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                            5.63            6.00           6.62           7.11           7.32
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (e)                                         2.12           (1.41)          0.52           4.38           7.81
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (f)                                                 1.96            1.92           1.94           1.90           1.93
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (f)                                    7.47 (b)        8.37           7.55           7.13           7.03
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                   106              35             44             64            111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                     533,406         693,733        914,145        919,740        833,865



(a) Per share data was calculated using average shares outstanding during the period.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.85% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) The per share net investment income amounts do not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

THE FUND
--------------------------------------------------------------------------------



                                                                                 Year ended December 31,

                                                             2001           2000          1999            1998         1997 (a)

                                                           Class C        Class C       Class C         Class C        Class C
Net asset value --
Beginning of period ($)                                     6.00           6.62           7.11           7.32            7.24
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income                                       0.45 (b)(c)    0.54 (d)       0.52 (d)       0.52            0.27
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments and foreign currency                        (0.31) (c)     (0.62)         (0.48)         (0.20)           0.09
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.14          (0.08)          0.04           0.32            0.36
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                                 (0.46)         (0.49)         (0.53) (e)     (0.53) (e)      (0.28) (e)
-----------------------------------------------------------------------------------------------------------------------------------
Return of capital                                          (0.04)         (0.05)            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders               (0.50)         (0.54)         (0.53)         (0.53)          (0.28)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                           5.64           6.00           6.62           7.11            7.32
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (f)                                        2.45          (1.26) (g)      0.67 (g)       4.54 (g)        5.06 (h)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (i)                                                1.81           1.77           1.79           1.75            1.78 (j)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (i)                                   7.62 (c)       8.52           7.70           7.28            7.13 (j)
-----------------------------------------------------------------------------------------------------------------------------------
Waiver/reimbursement                                        0.15           0.15           0.15           0.15              --
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                  106             35             44             64             111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                     42,906         43,538         57,246         36,918           6,212




(a) Class C shares were initially offered on July 1, 1997. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.00% to 7.62%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.





(d) The per share net investment income amounts do not reflect the period's reclassifications of differences between book and tax basis net investment income.



(e) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.



(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge.



(g) Had the Distributor not waived a portion of expenses, total return would have been reduced.



(h)   Not annualized.



(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



(j)   Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust I: 811-2214
- Liberty Strategic Income Fund



                           [LIBERTY FUNDS LETTERHEAD]

LIBERTY STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


PROSPECTUS MAY 1, 2002


CLASS J SHARES

Advised by Colonial Management Associates, Inc.




Class J shares are available for purchase only by residents or citizens of Japan.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goals ............................................................. 2
Principal Investment Strategies .............................................. 2
Principal Investment Risks ................................................... 2
Performance History .......................................................... 4
Your Expense ................................................................. 6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

How to Buy Shares ............................................................ 7
Sales Charges ................................................................ 7
How to Sell Shares ........................................................... 8
Fund Policy on Trading of Fund Shares ........................................ 8
Distribution and Service Fees ................................................ 9
Other Information About Your Account ......................................... 9

MANAGING THE FUND ............................................................13
--------------------------------------------------------------------------------

Investment Advisor ...........................................................13
Portfolio Managers ...........................................................13
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS                                         14
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          16
--------------------------------------------------------------------------------


----------------------------
Not FDIC   May Lose Value
          ------------------
Insured    No Bank Guarantee
----------------------------

THE FUND
--------------------------------------------------------------------------------
INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to achieve its goals by investing primarily in:

-    debt securities issued by the U.S. government;

- debt securities issued by foreign governments and foreign companies, including securities issued in emerging market countries; and

-    lower-rated corporate debt securities.

The advisor allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities are:

-    rated BB through D by Standard & Poor's;

-    rated Ba through C by Moody's Investors Service, Inc.;

-    comparably rated by another nationally recognized rating service; or

-    unrated and believed by the advisor to be comparable in quality.

Additional strategies that are not principal investment strategies and the risks associated with them are described under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and imposition of currency exchange controls.



Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class J shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class J shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



Calendar Year Total Returns (Class J)(1)

Year
1992        9.74%
1993       14.92%
1994       -3.69%
1995       20.15%
1996       10.23%
1997        8.61%
1998        4.96%
1999        1.07%
2000       -1.02%
2001        2.56%


The Fund's year-to-date total return through March 31, 2002 was +0.62%. For period shown in bar chart:
Best quarter: 1st quarter 1995, +5.51%
Worst quarter: 1st quarter 1994, -2.62%

UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class J shares performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows returns with sales charges.


The Fund's returns are compared to the Lehman Government/Credit Bond Index (formerly named the Lehman Government/Corporate Bond Index) (Lehman Index), an unmanaged index that tracks the performance of U.S. government and U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper, Inc. Multi-Sector category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.



After-tax returns are calculated using the historical highest individual U.S. federal income tax rates and do not reflect the impact of Japanese taxes, or any U.S. state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns -- for periods ended December 31, 2001 (1)

                                    1 YEAR           5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Class J (%)
    Return Before Taxes
    Return After Taxes on            -0.52             2.55             6.20
       Distributions
    Return After Taxes on            -3.91            -0.77             2.77
       Distributions and
    Sale of Fund Shares              -0.34             0.41             3.29
--------------------------------------------------------------------------------
Lehman Index (%)                      8.50             7.37             7.27
--------------------------------------------------------------------------------
Lipper Average (%)                    3.63             3.24             6.44



(1) Class J (newer class of shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. The bar chart and the average annual total returns table reflect the performance of Class J shares for the calendar years ended December 31, 1999 through 2001. For the calendar years prior to December 31, 1999, the performance of Class A shares is reflected. Class A shares were initially offered on April 4, 1977 and Class J shares were initially offered on November 2, 1998.

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



Shareholder Fees (2) (paid directly from your investment)
--------------------------------------------------------------------------------
                                                                   CLASS J
Maximum sales charge(load)on purchases(%)
(as a percentage of the offering price)                             3.00
--------------------------------------------------------------------------------
Maximum deferred sales charge(load)on redemptions(%)
(as a percentage of the lesser of purchase
price or redemption price)                                          0.00
--------------------------------------------------------------------------------
Redemption fee(%)(as a percentage of amount
redeemed, if applicable)                                              (3)



Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------
                                                                   CLASS J
Management fee(%)                                                   0.63
--------------------------------------------------------------------------------
Distribution and service(12b-1)fees (4) (%)                         0.59
--------------------------------------------------------------------------------
Other expenses(%)                                                   0.35
--------------------------------------------------------------------------------
Total annual fund operating expenses(%)                             1.57



Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------
    1 YEAR                  3 YEARS                5 YEARS            10 YEARS
    $455                     $781                  $1,129             $2,111



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.


(4) The annual service fee portion of the 12b-1 fee may equal up to 0.15% on net assets attributable to shares issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.15% and 0.25% rates.

INVESTMENT MINIMUMS

Initial Investment .....................................................$1,000

Subsequent Investments ....................................................$50

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS J.

The Fund also offers CLASS A, B, C and Z shares which are available through separate prospectuses. Those classes are not available for purchase in Japan.


YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.


CLASS J SHARES Your purchases of Class J shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class J shares. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below. The table below also shows the commission paid to the financial advisor firm on sales of Class J shares.


THE FUND
--------------------------------------------------------------------------------

                                                                        % OF
                                                                      OFFERING
                                                                       PRICE
                                         AS A %                       RETAINED
                                        OF THE                           BY
                                        PUBLIC           AS A %       FINANCIAL
                                       OFFERING        OF YOUR        ADVISOR
AMOUNT OF PURCHASE                       PRICE         INVESTMENT        FIRM
Less than 10,000 shares                  3.00             3.09           3.00
--------------------------------------------------------------------------------
10,000 to less than 50,000 shares        2.00             2.04           2.00
--------------------------------------------------------------------------------
50,000 shares or more                    1.00             1.01           1.00


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class J shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart above), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

SPECIAL SALES INCENTIVES The distributor, may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in this prospectus) to financial service firms that agree to promote the sale of Class J shares of the Fund or other funds that the distributor distributes. At its discretion, the distributor may offer special sales incentives only to selected financial service firms or to financial service firms that have previously sold or expect to sell significant amounts of Class J shares of the Fund.

HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class J shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (1) 0.15% on net assets attributable to shares issued prior to January 1, 1993 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended December
31, 2001, the service fee was 0.23% of the Fund's average net assets. The annual distribution fee may equal up to 0.35% for Class J shares. Distribution and service fees are paid out of the assets of this class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern U.S. time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for its Class J shares by dividing total net assets attributable to Class J shares by the number of Class J shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily U.S. newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains generally based on the number of shares you own at the time these distributions are declared.


SHARE CERTIFICATES Share certificates are not available for Class J shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


Dividend Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends monthly and declares and pays any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES FOR U.S. INVESTORS Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. Shareholders who are not subject to U.S. federal income tax generally will not have to pay tax on distributions of long-term capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling shares of the Fund. Such transactions may be subject to federal, state and local income tax. Shareholders who are not subject to U.S. federal income tax generally will not have to pay tax on gains realized upon a disposition of Fund shares.


TAX CONSEQUENCES FOR NON-U.S. INVESTORS Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of Fund shares if the investor is present in the United States for more than 182 days during the taxable year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the Fund that is "effectively connected" with a U.S. trade or business carried on by such investor.

The Fund is generally required to withhold 31% of any redemption proceeds and all income dividends and capital gain distributions it pays (i) if an investor does not provide a correct, certified taxpayer identification number, (ii) if the Fund is notified that an investor has underreported income in the past, or
(iii) if an investor fails to certify to the Fund that he or she is not subject to withholding. Special withholding rules may apply to non-U.S. shareholders. In order to avoid back-up withholding, a non-U.S. investor must provide documentation that proves such investor is not a U.S. person who would be subject to those rules. Additional certifications are necessary if a non-U.S. investor wishes to obtain reduced withholding rates under a treaty.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 2000 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

MANAGING THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of March 31, 2002, Colonial managed over $14.5 billion in assets.



Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Colonial and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.



For the 2001 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.63% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------





LAURA A. OSTRANDER, a senior vice president of Colonial, has managed or co-managed the Fund since September, 2000 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.


Other members of the advisor's Taxable Fixed Income Investment and Trading Groups also participate in the management of the Fund.

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or any of its investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


ZERO COUPON BONDS
--------------------------------------------------------------------------------


Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------


There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.



TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period November 2, 1998 (Class J inception date) to December 31, 2001. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND
--------------------------------------------------------------------------------

                                                    Years ended December 31,
                                             2001        2000       1999       1998
                                            Class J     Class J    Class J   Class J(a)
Net asset value --
Beginning of period ($)                       6.00        6.62       7.10      7.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income                         0.46(b)(c)  0.55(d)   0.54(d)    0.08
--------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)      (0.31)(c)   (0.62)    (0.47)      0.11 (e)
--------------------------------------------------------------------------------------
Total from Investment Operations              0.15       (0.07)    (0.07)      0.19
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS($):
From net investment income                   (0.48)      (0.50)    (0.55)(f)  (0.09)(f)
--------------------------------------------------------------------------------------
Return of capital                            (0.04)      (0.05)       --         --
--------------------------------------------------------------------------------------
Total Distributions Declared to
  Shareholders                               (0.52)      (0.55)    (0.55)     (0.09)
--------------------------------------------------------------------------------------
Net asset value --
End of period ($)                             5.63        6.00      6.62       7.10
--------------------------------------------------------------------------------------
Total return (%) (g)                          2.56       (1.02)     1.07       2.74(h)
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses(i)                                   1.56        1.52      1.54       1.49(j)
--------------------------------------------------------------------------------------
Net investment income(i)                      7.87(c)     8.77      7.95       7.76(j)
--------------------------------------------------------------------------------------
Portfolio turnover rate (%)                    106          35        44         64
--------------------------------------------------------------------------------------
Net assets, end of period (000's)($)       323,866     508,079   568,311     49,143



(a) Class J shares were initially offered on November 2, 1998. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.25% to 7.87%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(g)   Total return at net asset value assuming all distributions reinvested.
(h)   Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(j)   Annualized.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust I: 811-2214
- Liberty Strategic Income Fund




                              [LIBERTY FUNDS LOGO]

LIBERTY STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


PROSPECTUS MAY 1, 2002


CLASS Z SHARES

Advised by Colonial Management Associates, Inc.



Only eligible institutional investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goals ...........................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   2
Performance History ........................................................   4
Your Expenses ..............................................................   6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

How to Buy Shares ..........................................................   7
Eligible Investors .........................................................   8
Sales Charges ..............................................................   9
How to Exchange Shares .....................................................   9
How to Sell Shares .........................................................   9
Fund Policy on Trading of Fund Shares ......................................  11
Other Information About Your Account .......................................  11

MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------

Investment Advisor .........................................................  14
Portfolio Managers .........................................................  14

OTHER INVESTMENT STRATEGIES AND RISKS                                         15
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          17
--------------------------------------------------------------------------------


----------------------------
Not FDIC   May Lose Value
          ------------------
Insured    No Bank Guarantee
----------------------------

THE FUND
--------------------------------------------------------------------------------



INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to achieve its goals by investing primarily in:

-     debt securities issued by the U.S. government;

- debt securities issued by foreign governments and foreign companies including securities issued in emerging market countries; and


-     lower-rated corporate debt securities.


The advisor allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower rated corporate debt securities. These securities are:

-     rated BB through D by Standard & Poor's;

-     rated Ba through C by Moody's Investors Service, Inc.;

-     comparably rated by another nationally recognized rating service; or

-     unrated and believed by the advisor to be comparable in quality.

Additional strategies that are not principal investment strategies and the risks associated with them are described under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.

THE FUND




Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases, a decrease in income.



Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and imposition of currency exchange controls.



Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR-YEAR TOTAL RETURNS (CLASS Z) (1)
--------------------------------------------------------------------------------

[BAR GRAPH]

YEAR
1992                9.74%
1993               14.92%
1994               -3.69%
1995               20.15%
1996               10.23%
1997                8.61%
1998                5.17%
1999                1.50%
2000               -0.58%
2001                3.14%


                                       For period shown in bar chart:
The Fund's year-to-date total          Best quarter: 1st quarter, 1995, + 5.51%.
return through March 31, 2002
was +0.77%.                            Worst quarter: 1st quarter, 1994, -2.62%.

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance since it commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


The Fund's returns are compared to the Lehman Government/Credit Bond Index (formerly named the Lehman Government/Corporate Bond Index) (Lehman Index), an unmanaged index that tracks the performance of U.S. government and U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper, Inc. Multi-Sector Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.





After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001 (1)
--------------------------------------------------------------------------------



                                            1 YEAR        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Class Z  (%)
    Return Before Taxes                      3.14           3.52          6.70
    Return After Taxes on
       Distributions                        -0.60           0.02          3.18
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                        1.89           1.09          3.66
--------------------------------------------------------------------------------
Lehman Index (%)                             8.50           7.37          7.27
--------------------------------------------------------------------------------
Lipper Average (%)                           3.63           3.24          6.44



(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on April 4, 1977 and Class Z shares were initially offered on January 29, 1999.

THE FUND


UNDERSTANDING EXPENSES


ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                                         CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)       (3)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                                         CLASS Z
Management fee (%)                                                         0.63
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                         0.35
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                   0.98



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


         1 YEAR              3 YEARS               5 YEARS              10 YEARS
          $100                $312                  $542                 $1,201


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT
--------------------------------------------------------------------------------



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.  To receive the
                      current trading day's price, your financial advisor firm
                      must receive your request prior to the close of the New
                      York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                      time. Your financial advisor may charge you fees for
                      executing the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for
                      shares of the same class or Class A of the Fund at no
                      additional cost. There may be an additional charge if
                      exchanging from a money market fund. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the
                      money is coming from. The designated amount will be
                      exchanged on the third Tuesday of each month. Exchanges
                      will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your program
                      or change the amount of the exchange (subject to the $100
                      minimum) by calling 1-800-422-3737. Be sure to complete
                      the appropriate section of the account application for
                      this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      another fund, call 1-800-345-6611.

YOUR ACCOUNT



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-     any endowment, investment company or foundation;

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer;

- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over; and

- Clients of the distributor's banking affiliate that meet certain wealth management criteria.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers four additional classes of shares -- Class A, B, C and J shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

Class J shares are available only to residents or citizens of Japan.



The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares generally are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption or you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction,
                      note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All
                      account owners must sign the letter, and signatures must
                      be guaranteed by either a bank, a member firm of a
                      national stock exchange or another eligible guarantor
                      institution. Additional documentation is required for
                      sales by corporations, agents, fiduciaries, surviving
                      joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. All dividend and
                      capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may
                      take up to two business days to be received by your bank.
                      You must set up this feature prior to your request. Be
                      sure to complete the appropriate section of the account
                      application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains generally based on the number of shares you own at the time these distributions are declared.




DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends monthly and declares and pays any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)

-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT




TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------



INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of March 31, 2002, Colonial managed over $14.5 billion in assets.



Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Colonial and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.



For the 2001 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.63% of average daily net assets of the Fund.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------





LAURA A. OSTRANDER, a senior vice president of Colonial, has managed or co-managed the Fund since September, 2000 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.


Other members of the advisor's Taxable Fixed Income Investment and Trading Groups also participate in the management of the Fund.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.




The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or any of its investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


ZERO COUPON BONDS
--------------------------------------------------------------------------------


Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.

OTHER INVESTMENT STRATEGIES AND RISKS




PORTFOLIO TURNOVER
--------------------------------------------------------------------------------



There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.



TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period January 29, 1999 (Class Z inception date) to December 31, 2001. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND
--------------------------------------------------------------------------------


                                                      Year ended December 31,
                                                  2001            2000        1999 (a)
                                                Class Z         Class Z     Class Z
Net asset value --
Beginning of period ($)                           5.99           6.62        7.10
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income                             0.49 (b)(c)    0.59 (d)    0.53 (d)
-------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments and foreign currency              (0.31)(c)      (0.63)      (0.47)
-------------------------------------------------------------------------------------
Total from Investment Operations                  0.18          (0.04)       0.06
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

From net investment income                       (0.51)         (0.54)      (0.54)(e)
-------------------------------------------------------------------------------------
Return of capital                                (0.04)         (0.05)         --
-------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders     (0.55)         (0.59)      (0.54)
-------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                 5.62           5.99        6.62
-------------------------------------------------------------------------------------
Total return (%)(f)                               3.14          (0.59)       1.50 (g)
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):

Expenses (h)                                      0.98           0.93        0.95 (i)
-------------------------------------------------------------------------------------
Net investment income (h)                         8.45 (c)       9.36        8.54 (i)
Portfolio turnover rate (%)                        106             35          44
-------------------------------------------------------------------------------------
Net assets, end of period (000's)($)             1,860              1       4,928



(a) Class Z shares were initially offered on January 29, 1999. Per share data reflects activity from that date.


(b) Per share data was calculated using average shares outstanding during the period.

(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.84% to 8.45%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(f)   Total return at net asset value assuming all distributions reinvested.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)   Annualized.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214


-     Liberty Strategic Income Fund



                           [LIBERTY FUNDS LETTERHEAD]

                               LIBERTY INCOME FUND
                        A SERIES OF LIBERTY FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Income Fund (Fund). This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by one of the Prospectuses of the Fund dated May 1, 2002. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated December 31, 2001. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The financial statements and Report of Independent Accountants appearing in the December 31, 2001 Annual Report, are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


PART 1                                                                 PAGE
Definitions
Organization and History
Investment Goals and Policies
Fundamental Investment Policies
Other Investment Policies
Portfolio Turnover
Fund Charges and Expenses
Investment Performance
Custodian of the Fund
Independent Accountants of the Fund

PART 2

Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II


717-16/567J-0402

                                     PART 1
                               LIBERTY INCOME FUND
                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002



DEFINITIONS
      "Trust"   Liberty Funds Trust I
      "Fund"    Liberty Income Fund
      "Advisor" Colonial Management Associates, Inc., the Fund's
                investment advisor
      "LFD"     Liberty Funds Distributor, Inc., the Fund's distributor
      "LFS"     Liberty Funds Services, Inc., the Fund's shareholder
                services and transfer agent

ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1985. The Fund, an open-end diversified management investment company that is a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on December 1, 1969.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.






The Trust changed its name from "Colonial Trust I" to its current name on April 1, 1999. Effective July 14, 2000, the Fund changed its name from "Colonial Income Fund" to its current name.


INVESTMENT GOALS AND POLICIES



The Fund's Prospectuses describe its investment goals and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment restrictions of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:


      Lower-Rated Debt Securities
      Zero Coupon Securities
      Step Coupon Bonds
      Pay-In-Kind Securities
      Forward Commitments (When-Issued and Delayed Delivery Securities) Repurchase Agreements
      Futures Contracts and Related Options (interest rate futures and related options only)
      Foreign Securities
      Foreign Currency Transactions
      Mortgage-Backed Securities
      Non-Agency Mortgage-Backed Securities
      Rule 144A Securities
      Money Market Instruments

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:


                                       b

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as a result of owning securities and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on contracts do not exceed 5% of its total assets;
4. Not issue senior securities except as provided in paragraph 1 above to the extent permitted by the Act;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3.   Invest more than 15% of its net assets in illiquid securities.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund. Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover for the last two fiscal years is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

FUND CHARGES AND EXPENSES


Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.50%.








The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.



Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:



-     an annual flat fee of $10,000, paid monthly; and



- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:



                                       c

            [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)




The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.



The shareholders' servicing and transfer agency fee arrangement between LFS and the Fund has been revised so that the Fund pays the following fees:



- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus



- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus



- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.























                                       d

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)




                                                     Years ended December 31,
                                                     ------------------------
                                                    2001       2000       1999
                                                    ----       ----       ----
Management fee                                     $ 681      $ 668      $ 778
Bookkeeping fee                                       58         56         64
Shareholder services and
transfer agent fee                                   493        424        348
12b-1 fees:
  Service fee (Classes A, B and C)                   341        333        388
  Distribution fee (Class B)                         254        258        308
  Distribution fee (Class C)                          25         21         24
Fees waived by advisor                               (35)        --         --
Fees waived by distributor(Class C)                   (5)        (4)        (5)


BROKERAGE COMMISSIONS (dollars in thousands)


                                                    Years ended December 31
                                                    -----------------------
                                                 2001        2000          1999
                                                 ----        ----          ----
Total commissions                                 $0          $0           $40
Directed transactions(a)                           0           0             0
Commissions on directed transactions               0           0             0




(a) See "Management of the Funds" in part 2 of this Statement of Additional Information.


TRUSTEES AND TRUSTEES' FEES


The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including Trustees who are affiliated with the Adivsor. For the fiscal and calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:




                                                                                                   Total Compensation from the Fund
                           Aggregate Compensation from Fund      Pension or Retirement Benefits     Complex Paid to the Trustees
                               for the Fiscal Year Ended             Accrued As Part of Fund            for the Calendar Year
Trustee                           December 31, 2001                        Expenses(a)                Ended December 31, 2001(b)
-------                           -----------------                        -----------                --------------------------
John A. Bacon(c)                          N/A                                   N/A                             $95,000
Robert J. Birnbaum                        N/A                                   N/A                              25,300
Tom Bleasdale(c)                          N/A                                   N/A                             103,000(d)
William W. Boyd(c)                        N/A                                   N/A                              50,000
Lora S. Collins(c)                        N/A                                   N/A                              96,000
James E. Grinnell(c)                      N/A                                   N/A                             100,300
Douglas A. Hacker                        $652                                   N/A                             109,000
Janet Langford Kelly                      638                                   N/A                             107,000
Richard W. Lowry                          655                                   N/A                             135,300
Salvatore Macera                          659                                   N/A                             110,000
William E. Mayer                          636                                   N/A                            1320,300
James L. Moody, Jr.(c)                    N/A                                   N/A                              91,000
Charles R. Nelson                         652                                   N/A                             109,000
John J. Neuhauser                         643                                   N/A                             132,510
Joseph R. Palombo(e)                      N/A                                   N/A                                 N/A
Thomas E. Stitzel                         652                                   N/A                             109,000
Thomas C. Theobald                        665                                   N/A                             112,000
Anne-Lee Verville                         679(f)                                N/A                             114,000(f)



(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(b) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of



                                       e
      trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.




(c) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and $192,000,
      respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.



(d) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.



(e) Mr. Palombo does not receive compensation because he is an employee of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.



(f) During the fiscal year ended December 31, 2001 and the calendar year ended December 31, 2001, Ms. Verville deferred her total compensation of $679 and $114,000, respectively, pursuant to the deferred compensation plan.




                          Role of the Board of Trustees



The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.



                                 Audit Committee



Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended December 31, 2001, the Audit Committee convened six times.



                              Governance Committee



Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended December 31, 2001, the Governance Committee convened one time.



                       Advisory Fees & Expenses Committee



Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended December 31, 2001, the Advisory Fees & Expenses Committee convened four times.



                           Trading Oversight Committee



Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar



                                       f
commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended December 31, 2001, the Trading Oversight Committee convened two times.



Share Ownership



The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and (ii) in all Liberty Funds and All-Star Funds overseen by the Trustee.





                                                     Aggregate Dollar Range of
                             Dollar Range of        Equity Securities Owned in
                            Equity Securities      All Funds Overseen by Trustee
Name of Trustee             Owned in The Fund        in Liberty Fund Complex
---------------             -----------------        -----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                    Over $100,000
Janet Langford Kelly                $0                    Over $100,000
Richard W. Lowry (g)                $0                    Over $100,000
Salvatore Macera                    $0                  $50,001-$100,000
Charles R. Nelson                   $0                    Over $100,000
John J. Neuhauser (g)               $0                    Over $100,000
Thomas E. Stitzel                   $0                  $50,001-$100,000
Thomas C. Theobald                  $0                    Over $100,000
Anne-Lee Verville             $10,001-50,000              Over $100,000


 INTERESTED TRUSTEES
  William E. Mayer (g)              $0                  $50,001-$100,000
  Joseph R. Palombo                 $0                     $1-$10,000



(g) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").



                                       g

OWNERSHIP OF THE FUND


As of record on March 31, 2002, the officers and Trustees of the Trust as a group owned less than 1% of the aggregate outstanding shares of the Fund.



As of record on March 31, 2002, the following shareholders owned more than 5% of one or more of each class of the Fund's outstanding shares:




Class B
Merrill Lynch Pierce Fenner & Smith                  463,147.4410 shares, 7.84%
For the Sole Benefit of its Customers
Attn:  Fund Administration #970X8
4800 Deer Lake Dr. E, 2nd Floor
Jacksonville, FL  32246-6484

Class C

Merrill Lynch Pierce Fenner & Smith                  87,152.4620 shares, 9.88%
For the Sole Benefit of its Customers
Attn:  Fund Administration #97RF5
4800 Deer Lake Dr. E, 2nd Floor
Jacksonville, FL  32246-6484

Donald Lufkin Jenrette Securities Corp. Inc.         48,731.9730 shares, 5.53%
P.O. Box 2052
Jersey City, NJ 07303-2052




As of record on March 31, 2002, there were 5,351 Class A, 2,473 Class B and 259 Class C record holders of the Fund.



SALES CHARGES (dollars in thousands)




                                                              Class A Shares
                                                              --------------
                                                         Years ended December 31,
                                                         ------------------------
                                                         2001     2000     1999
                                                         ----     ----     ----
Aggregate initial sales charges on Fund share sales      $180      $90     $350
Initial sales charges retained by LFD                      23        4      312
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by LFD               (h)      (h)      (h)




                                                               Class B Shares
                                                               --------------
                                                         Years ended December 31,
                                                         ------------------------
                                                          2001     2000     1999
                                                          ----     ----     ----
Aggregate CDSC on Fund redemptions retained by LFD        $66      $116     $117



                                                            Class C Shares
                                                            --------------
                                                       Years ended December 31,
                                                       ------------------------
                                                        2001     2000     1999
                                                        ----     ----     ----
Aggregate CDSC on Fund redemptions retained by LFD      (h)       $1      $12




(h)   Rounds to less than one.


12b-1 PLAN, CDSC AND CONVERSION OF SHARES


                                       h

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for each of Classes A, B and C. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. LFD may terminate this waiver at any time without shareholder approval. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms
(FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan also authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially the fee without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are non-interested persons of the Trust are effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Class A, B and C shares of the Fund were:




                                                                                      Year ended December 31, 2001
                                                                                      -----------------------------
                                                                        Class A Shares    Class B Shares     Class C Shares
                                                                        --------------    --------------     --------------
Fees to FSFs                                                                 $260              $328                $22
Cost of sales material relating to the Fund (including printing and
Mailing expenses)                                                             169                65                 23
Allocated travel, entertainment and other promotional expenses
(including advertising)                                                        69                27                  9



INVESTMENT PERFORMANCE

The Fund's Class A, Class B and Class C yields for the month ended December 31, 2001, were, respectively:

                    Class A Shares       Class B Shares        Class C Shares
                    --------------       --------------        --------------
Yield                   4.74%                4.20%                 4.35%*



* If the distributor had not waived certain Fund expenses, the yield for Class C would have been 4.20%.



The Fund's Class A, Class B and Class C average annual and total returns at December 31, 2001, were:



                                                                              Class A Shares
                                                                              --------------
                                                                   1 year      5 years      10 years
                                                                   ------      -------      --------
With sales charge of 4.75%                                          1.68%        4.72%        6.26%
Return after taxes on distributions                                (0.88)        1.85         3.29
Return after taxes on distributions and sale of fund shares         1.00         2.30         3.51
Without sales charge                                                6.75         5.75         6.77
Return after taxes on distributions                                 4.06         2.85         3.79
Return after taxes on distributions and sale of fund shares         4.08         3.13         3.95


                                       j

                                                                                        Class B Shares
                                                                                        --------------
                                                                 1 year                 5 years                 10 years (i)
                                                                 ------                 -------                 ------------
With applicable CDSC                                              0.96%(5.00% CDSC)       4.64%(2.00% CDSC)       6.00%(No CDSC)
Return after taxes on distributions                              (1.41)                   2.04                    3.32
Return after taxes on distributions and sale of fund shares       0.56                    2.40                    3.48
Without CDSC                                                      5.96                    4.95                    6.00
Return after taxes on distributions                               3.59                    2.38                    3.32
Return after taxes on distributions and sale of fund shares       3.61                    2.67                    3.48




                                                                                         Class C Shares(j)
                                                                                         -----------------
                                                                        1 year             5 years (i)         10 years (i)
                                                                        ------             -----------         ------------
With applicable CDSC                                              5.12% (1.00% CDSC)     5.19% (No CDSC)      6.49% (No CDSC)
Return after taxes on distributions                               2.69                   2.52                 3.63
Return after taxes on distributions and sale of fund shares       3.10                   2.80                 3.78
Without CDSC                                                      6.12                   5.19                 6.49
Return after taxes on distributions                               3.69                   2.52                 3.63
Return after taxes on distributions and sale of fund shares       3.71                   2.80                 3.78




(i) Classes B and C are newer classes of shares. Their performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to their inception. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. Had the differences in fees been included, returns would have been lower.



(j) Performance results reflect any voluntary waiver or reimbursement by LFD of Class C 12b-1 fees. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the Prospectuses for details.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUND


State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.





INDEPENDENT ACCOUNTANTS OF THE FUND



PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.




                                       k

                       STATEMENT OF ADDITIONAL INFORMATION


                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI and Liberty Funds Trust VII. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING


In seeking the fund's investment goals, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.



SHORT SALES



A fund's short sales are subject to special risks. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the fund borrows the security from a third party. The fund is then obligated to return the security to the third party, so the fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.



LOWER-RATED DEBT SECURITIES



Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,



1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;



2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;



3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investment objective; and



4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.



In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.


The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.


OTHER INVESTMENT COMPANIES

The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)

The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS


GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


SECURITIES LOANS

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)


The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.


MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.


MORTGAGE-BACKED SECURITIES


Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES


The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss. ASSET-BACKED SECURITIES Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


REPURCHASE AGREEMENTS


The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES


WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment goals and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and
(iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS


Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.



A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time.

Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and USAGE. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES


The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES


In this section, all discussions of taxation at the shareholder and fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


FEDERAL TAXES. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.


Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the

AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.


EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities); and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.



SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.


FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS (IN THIS SECTION, AND THE FOLLOWING SECTIONS ENTITLED "TRUSTEES AND OFFICERS," "THE MANAGEMENT AGREEMENT," "ADMINISTRATION AGREEMENT," "THE PRICING AND BOOKKEEPING AGREEMENT," "PORTFOLIO TRANSACTIONS," "INVESTMENT DECISIONS," AND "BROKERAGE AND RESEARCH SERVICES," THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC.)


The Advisor is the investment advisor to each of the funds (except for Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty Newport Global Equity Fund, Liberty Tax-Managed Value Fund, Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund Liberty Newport International Equity Fund and Liberty Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111, which in turn is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation, Fleet National Bank and Columbia Management Group, Inc. is located at 100 Federal Street, Boston, MA 02110.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)


The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.



                                                                                               Number of
                                                Year First                                   Portfolios in
                                  Position      Elected or                                   Fund Complex            Other
         Name, Address          with Liberty   Appointed to     Principal Occupation(s)        Overseen          Directorships
            And Age                Funds          Office        During Past Five Years         By Trustee            Held
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 46)        Trustee          2000       President of UAL Loyalty            103                 None
P.O. Box 66100                                                Services and Executive
Chicago, IL 60666                                             Vice President of United
                                                              Airlines (airline) since
                                                              September, 2001 (formerly
                                                              Executive Vice President
                                                              from July, 1999 to
                                                              September, 2001); Chief
                                                              Financial Officer of
                                                              United Airlines since
                                                              July, 1999; Senior Vice
                                                              President and Chief
                                                              Financial Officer of UAL,
                                                              Inc. prior thereto.

Janet Langford Kelly (Age 44)     Trustee          2000       Executive Vice                      103                 None
One Kellogg Square                                            President-Corporate
Battle Creek, MI 49016                                        Development and
                                                              Administration, General
                                                              Counsel and Secretary,
                                                              Kellogg Company (food
                                                              manufacturer), since
                                                              September, 1999; Senior
                                                              Vice President, Secretary
                                                              and General Counsel, Sara
                                                              Lee Corporation (branded,
                                                              packaged,
                                                              consumer-products
                                                              manufacturer) prior
                                                              thereto.

Richard W. Lowry (Age 65)         Trustee          1995       Private Investor since              105                 None
10701 Charleston Drive                                        August, 1987 (formerly
Vero Beach, FL 32963                                          Chairman and Chief
                                                              Executive Officer, U.S.
                                                              Plywood Corporation
                                                              (building products
                                                              manufacturer)).

Salvatore Macera (Age 70)         Trustee          1998       Private Investor since              103                 None
26 Little Neck Lane                                           1981 (formerly Executive
New Seabury, MA  02649                                        Vice President and
                                                              Director of Itek
                                                              Corporation (electronics)
                                                              from 1975 to 1981).

                                                                                               Number of
                                                Year First                                   Portfolios in
                                  Position      Elected or                                   Fund Complex            Other
         Name, Address          with Liberty   Appointed to     Principal Occupation(s)        Overseen          Directorships
            And Age                Funds          Office        During Past Five Years         By Trustee            Held
Charles R. Nelson (Age 59)        Trustee          2000       Van Voorhis Professor,              103                None
Department of Economics                                       Department of Economics,
University of Washington                                      University of Washington
Seattle, WA 98195                                             since January,
                                                              1976;consultant on
                                                              econometric and
                                                              statistical matters.

John J. Neuhauser (Age 58)        Trustee          1985       Academic Vice President             105             Saucony, Inc.
84 College Road                                               and Dean of Faculties                                 (athletic
Chestnut Hill, MA 02467-3838                                  since August, 1999,                                   footwear);
                                                              Boston College (formerly                              SkillSoft
                                                              Dean, Boston College                                     Corp.
                                                              School of Management from
                                                              September, 1977 to
                                                              September, 1999).

Thomas E. Stitzel (Age 66)        Trustee          1998       Business Consultant since           103                 None
2208 Tawny Woods Place                                        1999 (formerly Professor
Boise, ID  83706                                              of Finance from 1975 to
                                                              1999 and Dean from 1977
                                                              to 1991, College of
                                                              Business, Boise State
                                                              University); Chartered
                                                              Financial Analyst.

                                                                                               Number of
                                                Year First                                   Portfolios in
                                  Position      Elected or                                   Fund Complex            Other
         Name, Address          with Liberty   Appointed to     Principal Occupation(s)        Overseen          Directorships
            And Age                Funds          Office        During Past Five Years         By Trustee            Held
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 64)       Trustee          2000       Managing Director,                  103          Xerox Corporation
Suite 1300                                                    William Blair Capital                          (business products and
222 West Adams Street                                         Partners (private equity                         services), Anixter
Chicago, IL 60606                                             investing) since                               International (network
                                                              September, 1994 (formerly                        support equipment
                                                              Chief Executive Officer                       distributor), Jones Lang
                                                              and Chairman of the Board                       LaSalle (real estate
                                                              of Directors, Continental                     management services) and
                                                              Bank Corporation).                                MONY Group (life
                                                                                                                  insurance).

Anne-Lee Verville (Age 56)        Trustee          1998       Author and speaker on               103       Chairman of the Board of
359 Stickney Hill Road                                        educational systems needs                     Directors, Enesco Group,
Hopkinton, NH  03229                                          (formerly General                             Inc. (designer, importer
                                                              Manager, Global Education                        and distributor of
                                                              Industry from 1994 to                               giftware and
                                                              1997, and President,                               collectibles).
                                                              Applications Solutions
                                                              Division from 1991 to
                                                              1994, IBM Corporation
                                                              (global education and
                                                              global applications)).

                                                                                               Number of
                                                Year First                                   Portfolios in
                                  Position      Elected or                                   Fund Complex            Other
         Name, Address          with Liberty   Appointed to     Principal Occupation(s)        Overseen          Directorships
            And Age                Funds          Office        During Past Five Years         By Trustee            Held
INTERESTED TRUSTEES
William E. Mayer* (Age 61)        Trustee         1994        Managing Partner, Park              105        Lee Enterprises (print
399 Park Avenue                                               Avenue Equity Partners                         and on-line media), WR
Suite 3204                                                    (private equity fund)                             Hambrecht + Co.
New York, NY 10022                                            since February, 1999                             (financial service
                                                              (formerly Founding                             provider)First Health
                                                              Partner, Development                          (healthcare) and Systech
                                                              Capital LLC from November                      Retail Systems (retail
                                                              1996 to February, 1999;                         industry technology
                                                              Dean and Professor,                                 provider)
                                                              College of Business and
                                                              Management, University of
                                                              Maryland from October,
                                                              1992 to November, 1996).

Joseph R. Palombo* (Age 48)     Trustee and       2000        Chief Operating Officer             103                 None
One Financial Center            Chairman of                   of Columbia Management
Boston, MA 02111                 the Board                    Group, Inc. (Columbia
                                                              Management Group) since
                                                              November, 2001; formerly
                                                              Chief Operations Officer
                                                              of Mutual Funds, Liberty
                                                              Financial Companies, Inc.
                                                              from August, 2000 to
                                                              November, 2001; Executive
                                                              Vice President of Stein
                                                              Roe & Farnham
                                                              Incorporated (Stein Roe)
                                                              since April, 1999;
                                                              Executive Vice President
                                                              and Director of the
                                                              Advisor since April,
                                                              1999; Executive Vice
                                                              President and Chief
                                                              Administrative Officer of
                                                              Liberty Funds Group, LLC
                                                              ("LFG") since April,
                                                              1999; Director of Stein
                                                              Roe since September,
                                                              2000; Trustee and
                                                              Chairman of the Board of
                                                              the Stein Roe Mutual
                                                              Funds since October,
                                                              2000; Manager of Stein
                                                              Roe Floating Rate Limited
                                                              Liability Company since
                                                              October, 2000 (formerly
                                                              Vice President of the
                                                              Liberty Funds from April,
                                                              1999 to August, 2000;
                                                              Chief Operating Officer
                                                              and Chief Compliance
                                                              Officer, Putnam Mutual
                                                              Funds from December, 1993
                                                              to March, 1999).

* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

                                                     Year First
                                      Position       Elected or
       Name, Address                With Liberty     Appointed to        Principal Occupation(s)
         And Age                       Funds            Office           During Past Five Years
        Officers
Keith T. Banks (Age 46)               President         2001       President of the Liberty Funds since
Columbia Management Group, Inc.                                    November, 2001; Chief Investment
590 Madison Avenue, 36th Floor                                     Officer and Chief Executive Officer of
Mail Stop NY EH 30636A                                             Columbia Management Group since
New York, NY  10022                                                August, 2000 (formerly Managing
                                                                   Director and Head of U.S. Equity, J.P.
                                                                   Morgan Investment Management from
                                                                   November, 1996 to August, 2000).

Vicki L. Benjamin (Age 40)             Chief            2001       Controller of the Liberty Funds and
One Financial Center                Accounting                     Liberty All-Star Funds since May,
Boston, MA 02111                    Officer and                    2002; Chief Accounting Officer of the
                                    Controller                     Liberty Funds and Liberty All-Star
                                                                   Funds since June, 2001; Vice President
                                                                   of LFG since April, 2001 (formerly
                                                                   Vice President, Corporate Audit, State
                                                                   Street Bank and Trust Company from
                                                                   May, 1998 to April, 2001; Audit
                                                                   Manager from July, 1994 to June, 1997;
                                                                   Senior Audit Manager from July, 1997
                                                                   to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 37)         Treasurer         2000       Treasurer of the Liberty Funds and of
One Financial Center                                               the Liberty All-Star Funds since
Boston, MA 02111                                                   December, 2000 (formerly Controller of
                                                                   the Liberty Funds and of the Liberty
                                                                   All-Star Funds from February, 1998 to
                                                                   October, 2000); Treasurer of the Stein
                                                                   Roe Funds since February, 2001
                                                                   (formerly Controller from May, 2000 to
                                                                   February, 2001); Senior Vice President
                                                                   of LFG since January, 2001 (formerly
                                                                   Vice President from April, 2000 to
                                                                   January, 2001; Vice President of the
                                                                   Advisor from February, 1998 to
                                                                   October, 2000; Senior Tax Manager,
                                                                   Coopers & Lybrand, LLP from April,
                                                                   1996 to January, 1998).

                                                     Year First
                                      Position       Elected or
       Name, Address                With Liberty     Appointed to        Principal Occupation(s)
         And Age                       Funds            Office           During Past Five Years
        Officers
Jean S. Loewenberg (Age 56)           Secretary         2002       Secretary of the Liberty Funds and of
One Financial Center                                               the Liberty All-Star Funds since
Boston, MA 02111                                                   February, 2002; Senior Vice President
                                                                   and Group Senior Counsel, FleetBoston
                                                                   Financial Corporation since November,
                                                                   1996.

Trustee Positions



As of December 31, 2001, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.



Approving the Investment Advisory Contract



In determining to approve the most recent annual extension of the Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.



The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectus. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.



The Trustees considered the scope of the services provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.



The Trustees considered the quality of the services provided by the Advisor to the Fund. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."



The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectus. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other Advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectus), as well as factors identified by the Advisor as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.



In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment Advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Fund and the research services available to the Advisor by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.



Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.



General



Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.

The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees is divided equally among the funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 63 open-end and 9 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.



THE MANAGEMENT AGREEMENT (THIS SECTION DOES NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL EQUITY FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT INTERNATIONAL EQUITY FUND, LIBERTY NEWPORT EUROPE FUND OR LIBERTY NEWPORT ASIA PACIFIC FUND)


Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.


ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL EQUITY FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND AND LIBERTY NEWPORT ASIA PACIFIC FUND AND THEIR RESPECTIVE TRUSTS).


Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

      (a)   providing office space, equipment and clerical personnel;

      (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

      (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

      (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

      (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

      (f)   maintaining certain books and records of each fund.


With respect to Liberty Money Market Fund and Liberty Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:



      (g) Monitoring compliance by the fund with Rule 2a-7 under the 1940 Act and reporting to the Trustees from time to time with respect thereto; and



      (h)   Monitoring the investments and operations of the following
            Portfolios: SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Liberty Municipal Money Market Fund is invested; and SR&F Cash Reserves Portfolio in which Liberty Money Market Fund is invested.



The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.


THE PRICING AND BOOKKEEPING AGREEMENT



The Advisor/Administrator is responsible for providing accounting and bookkeeping services to each fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor/Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor/Administrator pays fees to State Street under the Outsourcing Agreement.



Under a pricing and bookkeeping agreement with each fund, the Advisor/Administrator receives from each fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:



- from each fund that is a stand-alone fund or a master fund in a master fund/feeder fund structure, an annual flat fee of $10,000, paid monthly;



- from each fund that is a feeder fund in a master fund/feeder fund structure, an annual flat fee of $5,000, paid monthly; and



- in any month that a fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the fund for that month that is determined by the following formula:



            [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)



Each fund reimburses the Advisor/Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

PORTFOLIO TRANSACTIONS


THE FOLLOWING SECTIONS ENTITLED "INVESTMENT DECISIONS" AND "BROKERAGE AND RESEARCH SERVICES" DO NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY TAX-MANAGED VALUE FUND AND LIBERTY NEWPORT GLOBAL EQUITY FUND. FOR EACH OF THESE FUNDS, SEE PART 1 OF ITS RESPECTIVE SAI. THE ADVISOR OF LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT INTERNATIONAL EQUITY FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND AND LIBERTY NEWPORT ASIA PACIFIC FUND FOLLOWS THE SAME PROCEDURES AS THOSE SET FORTH UNDER "BROKERAGE AND RESEARCH SERVICES."



INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds (except for the Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty Newport Global Equity Fund, Liberty Tax-Managed Value Fund, Liberty Newport Tiger Fund, Liberty Newport International Equity Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.



The portfolio managers of Liberty Newport Global Equity Fund, a series of Liberty Funds Trust IV, will use the trading facilities of Stein Roe, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.


BROKERAGE AND RESEARCH SERVICES. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Advisor, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


CODE OF ETHICS



The funds, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


DETERMINATION OF NET ASSET VALUE


Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport International Equity Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund. "Advisor" in these two paragraphs refers to each fund's investment advisor, Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.


AMORTIZED COST FOR MONEY MARKET FUNDS (THIS SECTION CURRENTLY DOES NOT APPLY TO LIBERTY MONEY MARKET FUNDS, - SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "OTHER INFORMATION CONCERNING THE PORTFOLIO" IN PART 1 OF THE SAI OF LIBERTY MUNICIPAL MONEY MARKET FUND FOR INFORMATION RELATING TO THE MUNICIPAL MONEY MARKET PORTFOLIO)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Liberty Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.


The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.


Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, J, S, T or Z shares. The Liberty money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.



LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.








SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.



AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, S and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson

Group, Inc. and Stein Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.


Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.


You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.


You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.


TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.


Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


RIGHT OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:


1.    the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.


STATEMENT OF INTENT (Class A and Class T shares only).


Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.



PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and certain other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.



PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.



EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.



SPONSORED ARRANGEMENTS. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.



Class A and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.


WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
      (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.


CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A shares of certain funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.



Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Liberty Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES


Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment goals and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.


By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.


YIELD

MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding.

Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.


TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.


GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)


The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

      Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

      Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

            Prime-1  Highest Quality
            Prime-2  Higher Quality
            Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


                                   FITCH INC.


INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                   APPENDIX II
                                DECEMBER 31, 2001



SOURCE     CATEGORY                                                   RETURN (%)
------     --------                                                   ----------
CREDIT
SUISSE
FIRST
BOSTON:

           CSFB High Yield Index                                         5.78
           CSFB Leveraged Loan Index                                     2.66

LIPPER,
INC.:

           AMEX Composite Index P                                        -5.59
           AMEX Computer Tech IX P                                      -15.09
           AMEX Institutional IX P                                      -15.78
           AMEX Major Market IX P                                        -4.75
           Bse Sensex Index                                             -17.87
           CAC 40: FFR IX P                                             -21.97
           CD Rate 1 Month Index Tr                                       3.88
           CD Rate 3 Month Index Tr                                       3.74
           CD Rate 6 Month Index Tr                                       3.69
           Consumer Price Index                                            N/A
           DAX:DM IX TR                                                 -19.79
           Domini 400 Social Index                                         N/A
           Dow Jones 65 Comp Av P                                       -12.82
           Dow Jones Ind Average P                                       -7.10
           Dow Jones Ind Dly Reinv                                       -5.43
           Dow Jones Ind Mth Reinv                                       -5.42
           Dow Jones Trans Av P                                         -10.41
           Dow Jones Trans Av Tr                                         -9.30
           Dow Jones Util Av P                                          -28.68
           Dow Jones Util Av Tr                                         -26.27
           Ft/S&P Act Wld Ex US IX                                      -21.47
           Jakarta Composite Index                                       -5.83
           Jasdaq Index:Yen P                                           -12.92
           Lehman 1-3 Govt/Cred Tr                                        8.78
           Lehman 1-3 Govt/Credit P                                       2.73
           Lehman Aggregate Bd P                                          1.97
           Lehman Aggregate Bd Tr                                         8.44
           Lehman Cr Bd Int P                                             2.69
           Lehman Cr Bd Int Tr                                            9.77
           Lehman Govt Bd Int P                                           2.40
           Lehman Govt Bd Int Tr                                          8.42
           Lehman Govt Bd Long P                                         -1.91
           Lehman Govt Bd Long Tr                                         4.34
           Lehman Govt Bd P                                               1.14
           Lehman Govt Bd Tr                                              7.23
           Lehman Govt/Cr Bd P                                            1.90
           Lehman Govt/Cr Bd Tr                                           8.50
           Lehman Govt/Cr Int P                                           2.50
           Lehman Govt/Cr Int Tr                                          8.96
           Lehman High Yield P                                           -4.23
           Lehman High Yield Tr                                           5.28
           Lehman Muni 10 Yr IX P                                        -0.45

           Lehman Muni 10 Yr IX Tr                                        4.62
           Lehman Muni 3 Yr IX P                                          1.37
           Lehman Muni 3 Yr IX Tr                                         6.59
           Lehman Muni 5 Yr IX Tr                                         6.21
           Lehman Muni Bond IX P                                         -0.16
           Lehman Muni Bond IX Tr                                         5.13
           ML 10+ Yr Treasury IX Tr                                       4.21
           ML 1-10 YR CORP BD IX P                                        2.95
           ML 1-10 YR CORP BD IX TR                                      10.02
           ML 1-3 Yr Muni IX P                                            0.93
           ML 1-3 Yr Muni IX Tr                                           6.04
           ML 1-3 Yr Treasury IX P                                        2.43
           ML 1-3 Yr Treasury IX Tr                                       8.30
           ML 1-5 Yr Gv/Cp Bd IX P                                        2.68
           ML 1-5 Yr Gv/Cp Bd IX Tr                                       8.98
           ML 15 Yr Mortgage IX P                                         2.19
           ML 15 Yr Mortgage IX Tr                                        8.34
           ML 1-5 Yr Treasury IX P                                        2.28
           ML 1-5 Yr Treasury IX Tr                                       8.37
           ML 3 MO T-Bill IX Tr                                           4.42
           ML 3-5 Yr Govt IX P                                            2.36
           ML 3-5 Yr Govt IX Tr                                           8.75
           ML 3-7 Yr Muni IX Tr                                           5.97
           ML 7-12 YR MUNI IX P                                          -0.55
           ML 7-12 YR MUNI IX TR                                          4.54
           ML Corp Master Index P                                         3.38
           ML Corp Master Index Tr                                       10.70
           ML Gov/ Corp Master IX T                                       8.43
           ML Govt Master Index P                                         1.03
           ML Govt Master Index Tr                                        7.18
           ML Govt/Corp Master IX P                                       1.87
           ML HIGH YLD MASTER 2  P                                       -4.76
           ML HIGH YLD MASTER 2  TR                                       4.48
           ML High Yld Master IX P                                       -3.88
           ML High Yld Master IX Tr                                       6.20
           ML US CP/GV 10+ YR IX P                                        0.12
           ML US CP/GV 10+ YR IX TR                                       7.02
           ML US DOM MASTER  IX P                                         1.84
           ML US DOM MASTER  IX TR                                        8.32
           MSCI AC Americas Free GD                                     -12.18
           MSCI AC Americas Free ID                                     -13.43
           MSCI AC Asia Fr-Ja IX GD                                      -3.84
           MSCI AC Asia Fr-Ja IX ID                                      -5.94
           MSCI AC ASIA PAC FR DGD                                      -20.73
           MSCI AC ASIA PAC FR DND                                      -20.93
           MSCI AC ASIA PAC FR P IX                                     -21.84
           MSCI AC Asia Pac Fr-J GD                                      -2.40
           MSCI AC Asia Pac FR-J IX                                      -4.79
           MSCI AC Europe IX GD                                         -19.49
           MSCI AC Europe IX ID                                         -21.08
           MSCI AC Fe Free IX GD                                        -22.96
           MSCI AC Fe Free IX ID                                        -23.87
           MSCI AC Fe Fr-Ja IX GD                                        -2.08
           MSCI AC Fe Fr-Ja IX ID                                        -4.19
           MSCI AC Pac Fr-Jpn IX GD                                      -0.99

           MSCI AC Pac Fr-Jpn IX ID                                      -3.41
           MSCI AC Pacific FR IX ID                                     -21.84
           MSCI AC WLD FR VAL IX GD                                     -13.87
           MSCI AC WLD FR-US GR DGD                                     -23.43
           MSCI AC World Free IX GD                                     -15.91
           MSCI AC World Free Ix ID                                     -17.26
           MSCI AC World Fr-USA GD                                      -19.50
           MSCI AC World Fr-USA ID                                      -20.98
           MSCI AC WRLD FR GR DGD                                       -18.55
           MSCI AC Wrld Fr-Ja IX GD                                     -14.45
           MSCI AC Wrld Fr-Ja IX ID                                     -15.89
           MSCI AC WRLD FR-US V DGD                                     -15.83
           MSCI Argentina IX GD                                         -18.27
           MSCI Argentina IX ID                                         -22.16
           MSCI Australia IX GD                                           2.66
           MSCI Australia IX ID                                          -0.58
           MSCI Australia IX ND                                           1.68
           MSCI Austria IX GD                                            -5.05
           MSCI Austria IX ID                                            -7.44
           MSCI Austria IX ND                                            -5.65
           MSCI Belgium IX GD                                           -10.17
           MSCI Belgium IX ID                                           -13.03
           MSCI Belgium IX ND                                           -10.89
           MSCI BRAZIL FREE IX GD                                       -16.99
           MSCI BRAZIL FREE IX ID                                       -21.77
           MSCI Canada IX GD                                            -20.10
           MSCI Canada IX ID                                            -21.41
           MSCI Canada IX ND                                            -20.43
           MSCI Chile IX GD                                              -2.83
           MSCI Chile IX ID                                              -5.96
           MSCI China Free IX ID                                        -26.04
           MSCI Colombia IX GD                                           45.77
           MSCI Colombia IX ID                                           37.07
           MSCI Czech Rep IX GD                                          -2.01
           MSCI Czech Rep IX ID                                          -4.15
           MSCI Denmark IX GD                                           -14.39
           MSCI Denmark IX ID                                           -15.94
           MSCI Denmark IX ND                                           -14.81
           MSCI EAFE - JAPAN IX ND                                      -19.14
           MSCI EAFE - UK IX GD                                         -23.20
           MSCI EAFE - UK IX ID                                         -24.44
           MSCI EAFE - UK IX ND                                         -23.50
           MSCI EAFE + Canada IX GD                                     -21.16
           MSCI EAFE + Canada IX ID                                     -22.56
           MSCI EAFE + Canada IX ND                                     -21.40
           MSCI EAFE + EMF IX GD                                        -19.47
           MSCI EAFE + EMF IX ID                                        -20.96
           MSCI EAFE Fr IX ID                                           -22.61
           MSCI EAFE GDP Wt IX GD                                       -21.93
           MSCI EAFE GDP Wt IX ID                                       -23.26
           MSCI EAFE GDP Wt IX ND                                       -22.20
           MSCI EAFE GROWTH IX GD                                       -24.41
           MSCI EAFE GROWTH IX ID                                       -25.52
           MSCI EAFE IX GD                                              -21.21
           MSCI EAFE IX ID                                              -22.61

           MSCI EAFE IX ND                                              -21.44
           MSCI EAFE VALUE IX GD                                        -18.22
           MSCI EAFE VALUE IX ID                                        -19.91
           MSCI EASEA IX GD                                             -18.86
           MSCI EASEA IX ID                                             -20.54
           MSCI EASEA IX ND                                             -19.14
           MSCI Em Eur/Mid East GD                                      -16.06
           MSCI Em Eur/Mid East ID                                      -17.65
           MSCI Em Europe IX GD                                          -8.79
           MSCI Em Europe IX ID                                         -10.49
           MSCI EMF Asia IX GD                                            6.19
           MSCI EMF Asia IX ID                                            4.24
           MSCI EMF Far East IX GD                                       11.35
           MSCI EMF Far East IX ID                                        9.45
           MSCI EMF IX GD                                                -2.37
           MSCI EMF IX ID                                                -4.91
           MSCI EMF Latin Am IX GD                                       -0.39
           MSCI EMF Latin Am IX ID                                       -4.31
           MSCI EURO UNION GR IX GD                                     -24.64
           MSCI Europe - UK IX GD                                       -22.00
           MSCI Europe - UK IX ID                                       -23.41
           MSCI Europe - UK IX ND                                       -22.37
           MSCI Europe GDP Wt IX ID                                     -21.23
           MSCI Europe IX GD                                            -19.64
           MSCI Europe IX ID                                            -20.73
           MSCI Europe IX ND                                            -19.90
           MSCI European Union GD                                       -19.62
           MSCI European Union ID                                       -21.29
           MSCI EUROPEAN VL IX GD                                       -15.42
           MSCI Far East Free IX ID                                     -29.06
           MSCI Far East IX GD                                          -28.28
           MSCI Far East IX ID                                          -29.06
           MSCI Far East IX ND                                          -28.39
           MSCI Finland IX GD                                           -37.81
           MSCI Finland IX ID                                           -39.07
           MSCI Finland IX ND                                           -38.18
           MSCI France IX GD                                            -22.09
           MSCI France IX ID                                            -23.18
           MSCI France IX ND                                            -22.36
           MSCI Germany IX GD                                           -21.99
           MSCI Germany IX ID                                           -23.47
           MSCI Germany IX ND                                           -22.39
           MSCI Greece IX GD                                            -29.61
           MSCI Greece IX ID                                            -31.36
           MSCI Hong Kong IX GD                                         -18.61
           MSCI Hong Kong IX ID                                         -21.20
           MSCI Hongkong IX ND                                          -18.61
           MSCI Hungary IX GD                                            -9.16
           MSCI Hungary IX ID                                           -10.46
           MSCI India IX GD                                             -19.45
           MSCI India IX ID                                             -21.17
           MSCI Indonesia FR IX GD                                       -8.48
           MSCI Indonesia FR IX ID                                      -10.88
           MSCI Ireland IX ID                                            -4.13
           MSCI Israel Dom IX ID                                        -17.57

           MSCI Israel IX ID                                            -32.28
           MSCI Israel Non Dom Ixid                                     -53.81
           MSCI Italy IX GD                                             -26.10
           MSCI Italy IX ID                                             -27.90
           MSCI Italy IX ND                                             -26.59
           MSCI JAPAN GROWTH IX GD                                      -28.83
           MSCI Japan IX GD                                             -29.28
           MSCI Japan IX ID                                             -29.89
           MSCI Japan IX ND                                             -29.40
           MSCI JAPAN VALUE IX GD                                       -30.11
           MSCI Jordan IX GD                                             34.59
           MSCI Jordan IX ID                                             29.02
           MSCI Kokusai IX GD                                           -15.06
           MSCI Kokusai IX ID                                           -16.46
           MSCI Kokusai IX ND                                           -15.39
           MSCI Korea IX GD                                              48.71
           MSCI Korea IX ID                                              45.97
           MSCI Luxembourg IX ID                                        -46.04
           MSCI Malaysia Free Ix GD                                       4.56
           MSCI Malaysia Free IX ID                                       2.26
           MSCI Mexico Free IX GD                                        18.55
           MSCI Mexico Free IX ID                                        15.93
           MSCI N American G IX ID                                      -15.47
           MSCI N American Vl IX ID                                     -12.89
           MSCI Netherland IX GD                                        -21.62
           MSCI Netherland IX ID                                        -23.53
           MSCI Netherland IX ND                                        -22.10
           MSCI New Zealand IX GD                                         9.50
           MSCI New Zealand IX ID                                         5.63
           MSCI New Zealand IX ND                                         8.42
           MSCI Nordic IX GD                                            -28.67
           MSCI Nordic IX ID                                            -30.05
           MSCI Nordic IX ND                                            -29.07
           MSCI Norway IX GD                                            -11.69
           MSCI Norway IX ID                                            -13.79
           MSCI Norway IX ND                                            -12.22
           MSCI Nth Amer IX GD                                          -12.40
           MSCI Nth Amer IX ID                                          -13.60
           MSCI Nth Amer IX ND                                          -12.75
           MSCI Pac - Japan IX GD                                        -9.43
           MSCI Pac - Japan IX ID                                       -12.16
           MSCI Pac - Japan IX ND                                        -9.88
           MSCI PAC FREE GR IX GD                                       -25.27
           MSCI PAC FREE VL IX GD                                       -25.42
           MSCI PAC FR-JPN GR IX GD                                     -11.64
           MSCI PAC FR-JPN VL IX GD                                      -7.43
           MSCI Pacific Free IX ID                                      -26.21
           MSCI Pacific Fr-Jpn ID                                       -12.16
           MSCI Pacific IX GD                                           -25.22
           MSCI Pacific IX ID                                           -26.21
           MSCI Pacific IX ND                                           -25.40
           MSCI Pakistan IX GD                                          -23.32
           MSCI Pakistan IX ID                                          -34.61
           MSCI Peru IX GD                                               19.92
           MSCI Peru IX ID                                               15.27

           MSCI Philippines FR DG                                       -19.29
           MSCI Philippines FR GD                                       -19.70
           MSCI Portugal IX GD                                          -21.60
           MSCI Portugal IX ID                                          -23.01
           MSCI Russia IX GD                                             55.85
           MSCI Russia IX ID                                             53.17
           MSCI Singapore Fr IX GD                                      -23.42
           MSCI Singapore Fr IX ID                                      -25.02
           MSCI South Africa IX GD                                      -17.21
           MSCI South Africa IX ID                                      -20.27
           MSCI Spain IX GD                                             -11.01
           MSCI Spain IX ID                                             -12.78
           MSCI Spain IX ND                                             -11.36
           MSCI Sri Lanka IX GD                                          44.27
           MSCI Sri Lanka IX ID                                          36.08
           MSCI Sweden IX GD                                            -26.76
           MSCI Sweden IX ID                                            -28.15
           MSCI Sweden IX ND                                            -27.18
           MSCI Swtzrlnd IX GD                                          -21.08
           MSCI Swtzrlnd IX ID                                          -21.94
           MSCI Swtzrlnd IX ND                                          -21.38
           MSCI Taiwan IX GD                                             10.47
           MSCI Taiwan IX ID                                              8.77
           MSCI Thailand Free IX GD                                       5.25
           MSCI Thailand Free IX ID                                       2.90
           MSCI Turkey IX GD                                            -32.66
           MSCI Turkey IX ID                                            -33.73
           MSCI UK IX GD                                                -14.05
           MSCI UK IX ID                                                -16.07
           MSCI UK IX ND                                                -14.05
           MSCI USA IX GD                                               -12.03
           MSCI USA IX ID                                               -13.23
           MSCI USA IX ND                                               -12.39
           MSCI Venezuela IX GD                                          -6.62
           MSCI Venezuela IX ID                                         -10.04
           MSCI World - UK IX GD                                        -16.80
           MSCI World - UK IX ID                                        -18.03
           MSCI World - UK IX ND                                        -17.14
           MSCI World - USA IX GD                                       -21.16
           MSCI World - USA IX ID                                       -22.56
           MSCI World - USA IX ND                                       -21.40
           MSCI World Free IX ND                                        -16.82
           MSCI World GDP Wt IX ID                                      -19.15
           MSCI WORLD GROWTH IX ID                                      -20.14
           MSCI World IX Free ID                                        -17.83
           MSCI World IX GD                                             -16.52
           MSCI World IX ID                                             -17.83
           MSCI World IX ND                                             -16.82
           MSCI WORLD IX SC DGD IX                                        1.23
           MSCI WORLD IX VALUE                                          -14.54
           MSCI WORLD VALUE IX ID                                       -16.16
           MSCI WORLD-USA GR IX GD                                      -25.16
           MSCI World-USA VL IX GD                                      -17.47
           MSCI Wrld - Austrl IX GD                                     -16.76
           MSCI Wrld - Austrl IX ID                                     -18.05

           MSCI Wrld - Austrl IX ND                                     -17.06
           MSCI WRLD EX USA SC GD                                       -10.23
           MSCI WRLD EX USA SC ID                                       -12.35
           MSCI WRLD EX USA SC ND                                       -10.63
           MSCI WRLD FINANCIALS GD                                      -16.50
           MSCI WRLD FINANCIALS ID                                      -18.26
           MSCI WRLD FREE GR DGD IX                                     -19.17
           MSCI WRLD HEALTHCARE GD                                      -12.98
           MSCI WRLD HEALTHCARE ID                                      -14.00
           MSCI WRLD INFO TECH GD                                       -29.50
           MSCI WRLD INFO TECH ID                                       -29.74
           MSCI WRLD TECH HDWR GD                                       -36.22
           MSCI WRLD TECH HDWR ID                                       -36.49
           MSCI WRLD TELECOM GD                                         -23.22
           MSCI WRLD TELECOM ID                                         -26.41
           NASDAQ 100 IX P                                              -32.65
           NASDAQ Bank IX P                                              10.08
           NASDAQ Composite IX P                                        -21.05
           NASDAQ Industrial IX P                                        -6.33
           NASDAQ Insurance IX P                                          7.10
           NASDAQ Natl Mkt Cmp IX                                       -21.26
           NASDAQ Natl Mkt Ind IX                                        -6.65
           NASDAQ Transport IX P                                         10.73
           Nikkei 225 Avg:Yen P                                         -23.52
           NYSE Composite P                                             -10.21
           NYSE Finance IX P                                             -8.23
           NYSE Industrials IX P                                         -8.41
           NYSE Transportation IX                                        -5.18
           NYSE Utilities IX P                                          -25.13
           Philippines Composite IX                                     -21.84
           PSE Technology IX P                                          -15.59
           Russell 1000 Grow Ix                                         -20.91
           Russell 1000 Grow IX Tr                                      -20.42
           Russell 1000 IX P                                            -13.61
           Russell 1000 IX Tr                                           -12.45
           Russell 1000 Value Ix                                         -7.41
           Russell 1000 Value IX Tr                                      -5.59
           Russell 2000 Grow Ix                                          -9.55
           Russell 2000 Grow IX Tr                                       -9.23
           Russell 2000 IX P                                              1.02
           Russell 2000 IX Tr                                             2.49
           Russell 2000 Value Ix                                         11.37
           Russell 2000 Value IX Tr                                      14.02
           RUSSELL 2500 GROW IX P                                       -11.11
           RUSSELL 2500 GROW IX TR                                      -10.83
           RUSSELL 2500 IX P                                             -0.26
           RUSSELL 2500 IX TR                                             1.22
           RUSSELL 2500 VALUE IX P                                        7.37
           RUSSELL 2500 VALUE IX TR                                       9.74
           RUSSELL 3000 GROW IX P                                       -20.10
           RUSSELL 3000 GROW IX TR                                      -19.63
           Russell 3000 IX P                                            -12.63
           Russell 3000 IX Tr                                           -11.46
           RUSSELL 3000 VALUE IX P                                       -6.20
           RUSSELL 3000 VALUE IX TR                                      -4.33

           RUSSELL MDCP VALUE IX P                                        0.21
           RUSSELL MDCP VALUE IX TR                                       2.33
           Russell Midcap G IX TR                                       -20.15
           RUSSELL MIDCAP GR IX P                                       -20.34
           RUSSELL MIDCAP IX P                                           -7.00
           RUSSELL MIDCAP IX TR                                          -5.62
           RUSSELL SMCP CMPT GRO P                                      -25.19
           RUSSELL SMCP CMPT GRO TR                                     -25.02
           RUSSELL SMCP CMPT IX P                                       -11.79
           RUSSELL SMCP CMPT IX TR                                      -10.70
           RUSSELL SMCP CMPT VAL IX                                       5.18
           RUSSELL SMCP CMPT VAL P                                        3.01
           RUSSELL TOP 200 GRO IX P                                     -21.03
           RUSSELL TOP 200 GROW  IX                                     -20.48
           RUSSELL TOP 200 IX P                                         -15.66
           RUSSELL TOP 200 IX TR                                        -14.57
           RUSSELL TOP 200 VAL IX P                                     -10.49
           RUSSELL TOP 200 VALUE IX                                      -8.79
           S & P 100 Index TR                                           -14.88
           S & P 500 Daily Reinv                                        -11.87
           S & P 500 Index P                                            -13.04
           S & P 500 Mnthly Reinv                                       -11.88
           S & P 500/BARRA G IX TR                                      -12.73
           S & P 500/BARRA V IX TR                                      -11.71
           S & P 600 Index P                                              5.73
           S & P 600 Index Tr                                             6.51
           S & P Financial IX P                                         -10.31
           S & P Financial IX Tr                                         -8.79
           S & P Industrial IX Tr                                       -11.67
           S & P Industrials P                                          -12.74
           S & P MC 400/BARRA G TR                                       -7.97
           S & P MC 400/BARRA V TR                                        7.14
           S & P Midcap 400 IX P                                         -1.63
           S & P Midcap 400 IX Tr                                        -0.62
           S & P SC 600/BARRA G TR                                       -1.18
           S & P SC 600/BARRA V TR                                       13.10
           S & P Transport Index P                                       -1.16
           S & P Transport IX Tr                                         -0.24
           S & P Utility Index P                                        -32.52
           S & P Utility Index Tr                                       -30.43
           SB Cr-Hdg Nn-US Wd IX Tr                                       6.12
           SB Cr-Hdg Wd Gv Bd IX Tr                                       6.27
           SB Non-US Wd Gv Bd IX Tr                                      -3.54
           SB Wd Gv Bd:Austrl IX Tr                                      -4.17
           SB Wd Gv Bd:Germny IX Tr                                      -0.05
           SB Wd Gv Bd:Japan IX Tr                                       -9.95
           SB Wd Gv Bd:UK IX Tr                                           0.43
           SB Wd Gv Bd:US IX Tr                                           6.73
           SB World Govt Bond IX Tr                                      -0.99
           Straits Times Index                                          -15.74
           SWISS PERF:SFR IX TR                                         -22.03
           TAIWAN SE:T$ IX P                                             18.18
           T-Bill 1 Year Index Tr                                         3.29
           T-Bill 3 Month Index Tr                                        3.43
           T-Bill 6 Month Index Tr                                        3.37

                Thailand Set Index                                       12.88
                TOKYO 2ND SCT:YEN IX P                                  -12.06
                TOKYO SE(TOPIX):YEN IX P                                -19.59
                TORONTO 300:C$ IX P                                     -13.94
                TORONTO SE 35:C$ IX P                                    -6.26
                Value Line Cmp IX-Arth                                   10.88
                Value Line Cmp IX-Geom                                   -6.08
                Value Line Industrial IX                                 -6.06
                Value Line Railroad IX                                   32.45
                Value Line Utilities IX                                 -21.02

THE NATIONAL
ASSOCIATION
OF REAL ESTATE
INVESTMENT
TRUST:

                Real Estate Investment Trust Index                       13.93

SALOMON SMITH
BARNEY:

                SSB World Ex U.S. Cap Range $2-$10 Billion              -15.49
                SSB EMI Global Ex U.S.                                  -14.66
                SSB EMI World Ex U.S.                                   -15.70
                Salomon 30 Year Benchmark                                 3.42



Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.



* in U.S. currency

                       LIBERTY HIGH YIELD SECURITIES FUND
                        A SERIES OF LIBERTY FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty High Yield Securities Fund (Fund). This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by one of the Prospectuses of the Fund dated May 1, 2002. This SAI should be read together with the Prospectuses and the Fund's most recent Annual Report dated December 31, 2001. Investors may obtain a free copy of the Prospectuses and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the December 31, 2001 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS



PART 1                                                                                                       PAGE
Definitions
Organization and History
Investment Goals and Policies
Fundamental Investment Policies
Other Investment Policies
Portfolio Turnover
Fund Charges and Expenses
Investment Performance
Custodian of the Fund
Independent Accountants of the Fund

PART 2

Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II

                                     PART 1
                       LIBERTY HIGH YIELD SECURITIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2002


DEFINITIONS

"Trust"        Liberty Funds Trust I
"Fund"         Liberty High Yield Securities Fund
"Advisor"      Colonial Management Associates, Inc., the Fund's investment advisor
"LFD"          Liberty Funds Distributor, Inc., the Fund's distributor
"LFS"          Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1985. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on October 21, 1971.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.



The Trust changed its name from "Colonial Trust I" to its current name on April 1, 1999. Effective July 14, 2000, the Fund changed its name from Colonial High Yield Securities Fund to Liberty High Yield Securities Fund.



INVESTMENT GOALS AND POLICIES


The Fund is an open-end diversified management investment company. The Fund's Prospectuses describe its investment goals and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment restrictions of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

     Short-Term Trading
     Lower- Rated Debt Securities
     Foreign Securities
     Zero Coupon Securities
     Step Coupon Bonds
     Pay-In-Kind Securities
     Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Repurchase Agreements
     Futures Contracts and Related Options (interest rate futures and related options)
     Foreign Currency Transactions
     Mortgage-Backed Securities
     Non-Agency Mortgage-Backed Securities
     Money Market Instruments
     Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies", the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


                                       b

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.




The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements and;

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.      Invest more than 15% of its net assets in illiquid securities.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment goal, policies and restrictions as the Fund. Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.



PORTFOLIO TURNOVER

Portfolio turnover for the last five fiscal years is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

                                       c

FUND CHARGES AND EXPENSES


Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, determined at the close of each business day during the month, at the annual rate of 0.60% of the first $1.5 billion and 0.55% in excess of $1.5 billion.



The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.



Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:



-       an annual flat fee of $10,000, paid monthly; and



- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:



                  (number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)



The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.



The shareholders' servicing and transfer agency fee arrangement between LFS and the Fund has been revised so that the Fund pays the following fees:



- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus



- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus



- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

















                                       d

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (for the fiscal years ended December 31) (dollars in thousands)



                                                2001             2000            1999
                                                ----             ----            ----
Management fee                                  5,130           $6,377          $7,433
Bookkeeping fee                                   310              373             419
Shareholder service and transfer agent          2,532            2,495           3,660
fee
12b-1 fees:
   Service fee (Class A)                        1,001            1,177           1,416
   Service fee (Class B)                          973            1,341           1,559
   Service fee (Class C)                          134              137             120
   Distribution fee (Class B)                   2,986            4,022           4,680
   Distribution fee (Class C)                     402              410             357
Fees waived by the Distributor                    (80)             (82)            (73)


BROKERAGE COMMISSIONS (for the fiscal years ended December 31) (dollars in thousands)



                                                2001             2000               1999
                                                ----             ----               ----
Total commissions                                 $10             $9              $28,470
Directed transactions(a)                            0              0                    0
Commissions on directed transactions                0              0                    0


*Includes Classes A, B and C.


(a)      See "Management of the Fund" in Part 2 of this SAI.


TRUSTEES AND TRUSTEES' FEES


The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including Trustees who are affiliated with the Advisor. For the fiscal and calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:



                                Aggregate Compensation     Pension or Retirement     Total Compensation from the
                                 From the Fund for the       Benefits Accrued          Fund Complex Paid to the
                                  Fiscal Year Ended           As Part of Fund       Trustees for the Calendar Year
Trustee                            December 31, 2001            Expense(b)            Ended December 31, 2001(c)
-------                            -----------------            ----------            -------------------------
John A. Bacon(d)                      N/A                             N/A                      $ 95,300
Robert J. Birnbaum                    N/A                             N/A                        25,300
Tom Bleasdale (d)                     N/A                             N/A                       103,000 (e)
William W. Boyd (d)                   N/A                             N/A                        50,000
Lora S. Collins(d)                    N/A                             N/A                        96,000
James E. Grinnell (d)                 N/A                             N/A                       100,300
Douglas A. Hacker                  $2,868                             N/A                       109,000
Janet Langford Kelly                2,815                             N/A                       107,000
Richard W. Lowry                    2,908                             N/A                       135,300
Salvatore Macera                    2,893                             N/A                       110,000
William E. Mayer                    2,830                             N/A                       132,300
James L. Moody, Jr.(d)                N/A                             N/A                        91,000
Charles R. Nelson                   2,868                             N/A                       109,000
John J. Neuhauser                   2,833                             N/A                       132,510
Joseph R. Palombo(f)                  N/A                             N/A                           N/A
Thomas E. Stitzel                   2,867                             N/A                       109,000
Thomas C. Theobald                  2,947                             N/A                       112,000
Anne-Lee Verville                   3,000(g)                          N/A                  114,000 (g)


                                       e

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(c) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.



(d) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and
        $192,000, respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.



(e) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.



(f) Mr. Palombo does not receive compensation because he is an employee of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.



(g) During the fiscal year ended December 31, 2001 and the calendar year ended December 31, 2001, Ms. Verville deferred her total compensation of $3,000 and $114,000, respectively, pursuant to the deferred compensation plan.



                          Role of the Board of Trustees



The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.



                                 Audit Committee



Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended December 31, 2001, the Audit Committee convened six times.


                              Governance Committee


Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended December 31, 2001, the Governance Committee convened one time.



                                       f

                       Advisory Fees & Expenses Committee



Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended December 31, 2001, the Advisory Fees & Expenses Committee convened four times.



                           Trading Oversight Committee



Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended December 31, 2001, the Trading Oversight Committee convened two times.



                                 Share Ownership



The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and (ii) in all Liberty Funds and All-Star Funds overseen by the Trustee.



                                                                       Aggregate Dollar Range of Equity
                                     Dollar Range of Equity       Securities Owned in All Funds Overseen by
       Name of Trustee            Securities Owned in The Fund         Trustee in Liberty Fund Complex
       ---------------            ----------------------------         -------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                              $0                               Over $100,000
Janet Langford Kelly                           $0                               Over $100,000
Richard W. Lowry (h)                           $0                               Over $100,000
Salvatore Macera                               $0                             $50,001-$100,000
Charles R. Nelson                              $0                               Over $100,000
John J. Neuhauser (h)                      $1-10,000                            Over $100,000
Thomas E. Stitzel                              $0                              $50,001-$100,000
Thomas C. Theobald                             $0                               Over $100,000
Anne-Lee Verville                              $0                               Over $100,000

INTERESTED TRUSTEES
William E. Mayer (h)                           $0                              $50,001-$100,000
Joseph R. Palombo                              $0                                 $1-$10,000



(h) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").






                                       g
                                       h

OWNERSHIP OF THE FUND

As of record on March 31, 2002, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on March 31, 2002 the following shareholders of record owned 5% or more of one or more of each class of the Fund's outstanding shares:



Class B
-------

Merrill Lynch, Pierce Fenner & Smith, Inc.                                     8.17%
For the sole benefit of its customers
Attn: Fund Administration #97B52
4800 Deer Lake Drive E., 2nd Floor
Jacksonville, FL 32246

Class C
-------

Merrill Lynch, Pierce Fenner & Smith, Inc.                                     7.41%
For the sole benefit of its customers
Attn: Fund Administration #97JG1
4800 Deer Lake Drive E., 2nd Floor
Jacksonville, FL 32246

Banc One Securities Corp                                                      17.46%
FBO the One Select Portfolio
Attn Wrap Processing OH1-1244
1111 Polaris Parkway
Columbus, OH 43271-1244

Class Z
-------

Charles Schwab & Co., Inc. Custodian                                          38.30%
Attn: Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Henry C. Frenck                                                                7.87%
2200 First Landing Lane
Virginia Beach, VA  23451-1702

Fitch Management Trust                                                         5.06%
General Partnership TTEE
Fitch Capital Partners, Ltd Partnership
7959 Broadway St, Ste 604
San Antonio, TX  78209-2670

Investors Bank & Trust IRA                                                     8.10%
Karen M. Jones
20 Bobwhite Dr.
Glenmont, NY  12077-4402

Class Z
-------

Investors Bank & Trust IRA                                                    11.11%
Barry G. Blenis
80 Willowbrook Rd.
Surprise, NY  12176-2301

Investors Bank & Trust IRA                                                     9.11%
Margaret J. Welch
19 Marylea Ln.
Delmar, NY  12054-9709


As of record on March 31, 2001, there were the following number of record holders of each class of the Fund:



    Class A Shares           Class B Shares          Class C Shares           Class Z Shares
    --------------           --------------          --------------           --------------
         22,121                   19,671                  2,517                     21


SALES CHARGES (for the fiscal years ended December 31) (dollars in thousands)



                                                                     Class A Shares
                                                                     --------------

                                                            2001           2000          1999
                                                            ----           ----          ----
Aggregate initial sales charges on Fund share sales         $596           $969        $2,624
Initial sales charges retained by LFD                         60             53           132
Aggregate contingent deferred sales charges (CDSC)
  on Fund redemptions retained by LFD                          5             49            45




                                                                     Class B Shares
                                                                     --------------
                                                            2001           2000          1999
                                                            ----           ----          ----
Aggregate CDSC on Fund redemptions retained by LFD         $1,006         $2,209        $1,851




                                                                     Class C Shares
                                                                     --------------
                                                            2001           2000          1999
                                                            ----           ----          ----
Aggregate CDSC on Fund redemptions retained by LFD           $20           $26           $25


12b-1 PLAN, CDSCS AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for each Class except Class Z. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. LFD may terminate this waiver at any time without shareholder approval. LFD may terminate the waiver at any time without shareholder approval. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.



                                       j

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust are effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC if redeemed within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Class A, B and C shares of the Fund were:



                                                                            Year ended December 31, 2001
                                                                            ----------------------------
                                                                 Class A Shares    Class B Shares    Class C Shares
                                                                 --------------    --------------    --------------
Fees to FSFs                                                          $900               $4,107           $291
Cost of sales material relating to the Fund                            724                  500            170
   (including printing and mailing expenses)
Allocated travel, entertainment and other
   promotional expenses (including advertising)                        395                  270             91


INVESTMENT PERFORMANCE


The Fund's Class A, Class B, Class C and Class Z share yields for the month ended December 31, 2001 were:




                                   Class A Shares       Class B Shares        Class C Shares       Class Z Shares
                                   --------------       --------------        --------------       --------------
Yield                                   9.94%                9.67%                9.82%*               10.70%



*If LFD had not waived certain Fund expenses, the yield for Class C would have been 9.67%.



                                       k

The Fund's average annual total returns at December 31, 2001 were:




                                                         Class A Shares
                                                         --------------

                                     1 Year                   5 Years                10 Years
                                     ------                   -------                --------
With sales charge of 4.75%           (7.39)%                   0.51%                   6.94%
Return after taxes
  on Distributions                  (11.25)%                  (3.20)%                  3.07%
Return after taxes
  on Distributions and
  Sale of Fund shares                (4.44)%                  (1.27)%                  3.79%
Without sales charge                 (2.78)%                   1.49%                   7.46%
Return after taxes
  on Distributions                   (6.83)%                  (2.26)%                  3.57%
Return after taxes
  on Distributions and
  Sale of Fund shares                (1.62)%                  (0.50)%                  4.23%




                                                        Class B Shares(j)
                                                        --------------

                                     1 Year                   5 Years                10 Years
                                     ------                   -------                --------
With applicable CDSC         (7.86)%(5.00% CDSC)      0.47% (2.00% CDSC)       6.70% (No CDSC)
Return after taxes
  on Distributions                  (11.61)%                  (3.01)%                  3.12%
Return after taxes
  on Distributions and
  Sale of Fund shares                 4.72%                   (1.18)%                  3.77%
Without CDSC                         (3.51)%                   0.73%                   6.70%
Return after taxes
  on Distributions                   (7.26)%                  (2.71)%                  3.12%
Return after taxes
  on Distributions and
  Sale of Fund shares                (2.06)%                  (0.95)%                  3.77%



                                       l

                                                       Class C Shares (j)
                                                       ------------------

                                     1 Year                   5 Years                 10 Years
                                     ------                   -------                 --------
With applicable CDSC         (4.24)% (1.00% CDSC)     0.87% (No CDSC)           7.05% (No CDSC)
Return after taxes
  on Distributions                   (8.05)%                   2.62%                   3.33%
Return after taxes
  on Distributions and
  Sale of Fund shares                 2.51%                   (0.87)%                  3.98%
Without CDSC                         (3.37)%                   0.87%                   7.05%
Return after taxes
  on Distributions                   (7.18)%                  (2.62)%                  3.33%
Return after taxes
  on Distributions and
  Sale of Fund shares                (1.98)%                  (0.87)%                  3.98%



                                                        Class Z Shares(j)
                                                        -----------------

                                     1 Year                   5 Years                 10 Years
                                     ------                   -------                 --------
                                     (2.53)%                   1.65%                    7.54%
Return after taxes
  on Distributions                   (6.68)%                  (2.17)%                  (3.62)%
Return after taxes
  on Distributions and
  Sale of Fund shares                (1.47)%                  (0.42)%                   4.27%


(j) Classes B, C and Z shares are newer classes of shares. Their performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and Class C shares would be lower and for Class Z shares would be higher, since Class Z shares are not subject to sales charges or 12b-1 fees. Class B shares were initially offered on June 8, 1992, Class C shares were initially offered on January 15, 1996 and Class Z shares were initially offered on January 8, 1999.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUND


State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.



INDEPENDENT ACCOUNTANTS OF THE FUND


PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants, providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights throughout the fiscal year ended December 31, 2001 included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


                                       m






                          LIBERTY STRATEGIC INCOME FUND
                        A SERIES OF LIBERTY FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2002



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Strategic Income Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by one of the Prospectuses of the Fund dated May 1, 2002. This SAI should be read together with the Prospectuses and the Fund's Annual Report dated December 31, 2001. Investors may obtain a free copy of the Prospectuses and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the December 31, 2001 Annual Report, are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS


        PART 1                                                              PAGE
        Definitions
        Organization and History
        Investment Goals and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Portfolio Turnover
        Fund Charges and Expenses
        Investment Performance
        Custodian of the Fund
        Independent Accountants of the Fund

        PART 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II

                                     PART 1
                          LIBERTY STRATEGIC INCOME FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2002


DEFINITIONS

  "Trust"           Liberty Funds Trust I
  "Fund"            Liberty Strategic Income Fund
  "Advisor"         Colonial Management Associates, Inc., the Fund's investment advisor
  "LFD"             Liberty Funds Distributor, Inc., the Fund's distributor
  "LFS"             Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1985. The Fund, an open-end diversified management investment company, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on April 4, 1977.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.





INVESTMENT GOALS AND POLICIES


The Fund's Prospectuses describe its investment goals and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment restrictions of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Short-Term Trading
         Lower Rated Debt Securities
         Foreign Securities
         Zero Coupon Securities
         Mortgage-Backed Securities
         Step Coupon Bonds
         Pay-In-Kind Securities
         Forward Commitments ("When-Issued" and "Delayed Delivery" Securities) Mortgage Dollar Rolls
         Repurchase Agreements
         Options on Securities
         Foreign Currency Transactions

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


                                       b

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

As fundamental policies, the Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as a result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and
      (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.




OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.    Invest more than 15% of its net assets in illiquid assets.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.


In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association:

1. More than 50% of the total number of outstanding shares of stock of any one company may not be acquired on behalf of all Funds managed by the advisor;

2. Borrowing may not be made if it will result in an aggregate amount of borrowing outstanding in excess of 10% of the net assets of the Fund, except in the case of a merger, etc., when this 10% may be temporarily exceeded.


                                       c

If any violation of the foregoing standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.

Except with respect to the Fund's policy on borrowing and investing in illiquid securities, the Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

PORTFOLIO TURNOVER

Portfolio turnover for the last five fiscal years is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, determined at the close of each business day during the month, at the following annual rates: 0.65% on the first $1 billion, 0.60% of any excess over $1 billion and effective June 18, 1999, 0.55% in excess of $2 billion.


The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.



Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:



-     an annual flat fee of $10,000, paid monthly; and



- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:



            (number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)



The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.



The shareholders' servicing and transfer agency fee arrangement between LFS and the Fund has been revised so that the Fund pays the following fees:



- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus



- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus



                                       d

- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.





RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)


                                                     Years ended December 31,
                                                     ------------------------
                                                   2001        2000         1999
                                                   ----        ----         ----
Management fee                                  $10,406      $12,391     $12,878
Bookkeeping fee                                     548          601         616
Shareholder service and transfer agent fee        4,183        4,285       5,081
12b-1 fees:
  Service fee (Class A)                           1,285        1,425       4,951*
  Service fee (Class B)                           1,469        1,914          --
  Service fee (Class C)                             104          117          --
  Service fee (Class J)                             982        1,303          --
  Distribution fee (Class B)                      4,751        5,976       7,080
  Distribution fee (Class C)                        335          365         389
  Distribution fee (Class J)(a)                   1,476        1,898       1,232
  Fees waived by the Distributor (Class C)          (65)         (73)        (80)


*     Includes Classes A, B, C and J.

(a)   Class J Shares were initially offered on November 2, 1998.

BROKERAGE COMMISSIONS (dollars in thousands)


                                                      Years ended December 31
                                                      -----------------------
                                                   2001         2000        1999
                                                   ----         ----        ----
Total commissions                                   $11           $5        $24
Directed transactions (b)                             0            0          0
Commissions on directed transactions                  0            0          0



(b)   See "Management of the Fund" in Part 2 of this SAI.



                                       e

TRUSTEES AND TRUSTEES' FEES


The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including Trustees who are affiliated with the Advisor. For the fiscal and the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:



                                                                                             Total Compensation from the
                                 Aggregate Compensation          Pension or Retirement         Fund Complex Paid to the
                              From the Fund for the Fiscal     Benefits Accrued as part        Trustees for the Calendar
Trustee                       Year Ended December 31, 2001        of Fund Expenses(c)       Year Ended December 31, 2001(d)
-------                       ----------------------------        -------------------       -------------------------------
John A. Bacon(e)                            N/A                           N/A                          $ 95,000
Robert J. Birnbaum                          N/A                           N/A                            25,300
Tom Bleasdale (e)                           N/A(f)                        N/A                           103,000(f)
William W. Boyd(e)                          N/A                           N/A                            50,000
Lora S. Collins(e)                          N/A                           N/A                            96,000
James E. Grinnell (e)                       N/A                           N/A                           100,300
Douglas A. Hacker                        $5,235                           N/A                           109,000
Janet Langford Kelly                      5,139                           N/A                           107,000
Richard W. Lowry                          5,308                           N/A                           135,300
Salvatore Macera                          5,282                           N/A                           110,000
William E. Mayer                          5,161                           N/A                           132,300
James L. Moody, Jr.(e)                      N/A                           N/A                            91,000
Charles R. Nelson                         5,235                           N/A                           109,000
John J. Neuhauser                         5,168                           N/A                           132,510
Joseph R. Palombo(g)                        N/A                           N/A                               N/A
Thomas E. Stitzel                         5,233                           N/A                           109,000
Thomas C. Theobald                        5,379                           N/A                           112,000
Anne-Lee Verville                         5,475(h)                        N/A                           114,000(h)



(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(d) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.



(e) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and $192,000,
      respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.



(f) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.



(g) Mr. Palombo does not receive compensation because he is an employee of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.



(h) During the fiscal year ended December 31, 2001 and the calendar year ended December 31, 2001, Ms. Verville deferred her total compensation of $5,475 and $114,000, respectively, pursuant to the deferred compensation plan.



                                       f

                          Role of the Board of Trustees



The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.



                                 Audit Committee



Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended December 31, 2001, the Audit Committee convened six times.



                              Governance Committee



Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended December 31, 2001, the Governance Committee convened one time.



                       Advisory Fees & Expenses Committee



Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended December 31, 2001, the Advisory Fees & Expenses Committee convened four times.



                           Trading Oversight Committee



Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended December 31, 2001, the Trading Oversight Committee convened two times.



                                 Share Ownership



The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and (ii) in all Liberty Funds and All-Star Funds overseen by the Trustee.



                                       g

                                                              Aggregate Dollar Range of
                                Dollar Range of Equity     Equity Securities Owned in All
                                  Securities Owned in       Funds Overseen by Trustee in
      Name of Trustee                  The Fund                 Liberty Fund Complex
      ---------------                  --------                 --------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                         $0                        Over $100,000
Janet Langford Kelly                      $0                        Over $100,000
Richard W. Lowry (i)                      $0                        Over $100,000
Salvatore Macera                          $0                      $50,001-$100,000
Charles R. Nelson                         $0                        Over $100,000
John J. Neuhauser (i)                     $0                        Over $100,000
Thomas E. Stitzel                         $0                      $50,001-$100,000
Thomas C. Theobald                        $0                        Over $100,000
Anne-Lee Verville                         $0                        Over $100,000

INTERESTED TRUSTEES

William E. Mayer (i)                      $0                      $50,001-$100,000
Joseph R. Palombo                         $0                         $1-$10,000



(i) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").






                                       h

OWNERSHIP OF THE FUND


As of record on March 31, 2002 the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding Class A, Class B, Class C, Class J and Class Z shares of the Fund.



As of record on March 31, 2002 the following shareholders of record owned 5% or more of one or more of each class of the Fund's outstanding shares:





CLASS C SHARES


Merrill Lynch Pierce Fenner & Smith           8.82%
For the Sole Benefit of its Customers
Attn: Fund Administration #97P57
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484

CLASS J SHARES

Tokai Tokyo Securities                       94.30%(*)
Shinyaesu Building
Kyobashi 1-7-1
Chuo-Ku
Tokyo, Japan  104-0031

CLASS Z SHARES

Charles Schwab & Co. Inc.                   100.00%
Attn: Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94104-4122



(*) As of record on March 31, 2002, this shareholder owned 25% or more of the then outstanding shares of the Fund and, therefore, may be deemed to "control" the Fund.



As of record on March 31, 2002, there were the following number of record holders of each Class of the Fund:



  Class A Shares      Class B Shares      Class C Shares      Class J Shares    Class Z Shares
  --------------      --------------      --------------      -------           --------------
      35,543               26,429             1,653              4               1



SALES CHARGES (dollars in thousands)                           Class A Shares
                                                               --------------
                                                          Years ended December 31,
                                                          ------------------------
                                                        2001        2000        1999
                                                        ----        ----        ----
Aggregate initial sales charges on Fund share sales      $476        $790      $3,604
Initial sales charges retained by LFD                      57          42         170
Aggregate contingent deferred sales charges (CDSC)
  on Fund redemptions retained by LFD                     (j)          19          19



                                                               Class B Shares
                                                               --------------
                                                          Years ended December 31,
                                                          ------------------------
                                                        2001        2000        1999
                                                        ----        ----        ----
Aggregate CDSC on Fund redemptions retained by LFD     $1,474      $2,589      $2,500



                                                               Class C Shares
                                                               --------------
                                                          Years ended December 31,
                                                          ------------------------
                                                        2001        2000        1999
                                                        ----        ----        ----
Aggregate CDSC on Fund redemptions retained by LFD       $8          $17         $42



(j)   Rounds to less than one.



                                       j

12b-1 PLAN, CDSCS AND CONVERSION OF SHARES


The Fund offers five classes of shares - Class A, Class B, Class C, Class J and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributed to Class A and B shares issued on or before January 1, 1993, and a service fee of 0.25% of the Fund's net assets attributed to Class A, B, C and J shares issued and outstanding thereafter. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares and a distribution fee at an annual rate of 0.35% of average daily net assets attributed to Class J shares. LFD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class J shares are offered at net asset value plus varying sales charges. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Class A, B, C and J shares of the Fund were:


                                                          Year ended December 31, 2001
                                                          ----------------------------
                                                Class A       Class B       Class C      Class J
                                                -------       -------       -------      -------
Fees to FSFs                                    $2,143        $5,767           $87        $1,019
Cost of sales material relating to the Fund
(including printing and mailing expenses)          274           681            72           447
Allocated travel, entertainment and other
promotional expenses (including advertising)       137           370            39           243



                                       k

INVESTMENT PERFORMANCE


The Fund's Class A, Class B, Class C, Class J and Class Z yields for the month ended December 31, 2001 were, respectively:



                  Class A Shares     Class B Shares      Class C Shares      Class J Shares      Class Z Shares
                  --------------     --------------      --------------      --------------      --------------
Yield                 7.09%               6.68%              6.84%*              6.87%               7.71%



* If LFD had not waived certain Fund expenses, the yield for Class C shares would have been 6.69%.



The Fund's Class A, Class B, Class C, Class J and Class Z share average annual total returns at December 31, 2001 were:



                                                          Class A Shares
                                                          --------------
                                      1 Year                  5 Years            10 Years
                                      ------                  -------            --------
With sales charge of 4.75%            (1.83)%                   2.44%              6.14%
Return after Taxes
  on Distributions                    (5.29)%                  (0.96)%             2.67%
Return after Taxes
  on Distributions and
  Sale of Fund shares                 (1.14)%                   0.27%              3.21%
Without sales charge                   3.07%                    3.44%              6.66%
Return after Taxes
  on Distributions                    (0.57)%                   0.01%              3.17%
Return after Taxes
  on Distributions and
  Sale of Fund shares                  1.84%                    1.06%              3.64%



                                                         Class B Shares(k)
                                                         -----------------
                                      1 Year                  5 Years            10 Years
                                      ------                  -------            --------
With applicable CDSC           (2.57)% (5.00% CDSC)      2.35% (2.00% CDSC)        5.88%
Return after Taxes
  on Distributions                    (5.89)%                  (0.80)%             2.71%
Return after Taxes
  on Distributions and
  Sale of Fund shares                 (1.58) %                  0.34%              3.18%
Without CDSC                           2.12%                    2.63%              5.88%
Return after Taxes
  on Distributions                     1.19%                   (0.48)%             2.71%
Return after Taxes
  on Distributions and
  Sale of Fund shares                  1.28%                    0.58%              3.18%



                                       l

                                                   Class C Shares(k)
                                                   -----------------
                                     1 Year             5 Years       10 Years
                                     ------             -------       --------
With applicable CDSC           1.51% (1.00% CDSC)         2.89%          6.37%
Return after Taxes
  on Distributions                   (1.87)%             (0.32)%         3.00%
Return after Taxes
  on Distributions and
  Sale of Fund shares                 0.90%               0.74%          3.47%
Without CDSC                          2.45%               2.89%          6.37%
Return after Taxes
  on Distributions                   (0.93)%             (0.32)%         3.00%
Return after Taxes
  on Distributions and
  Sale of Fund shares                 1.48%               0.74%          3.47%



                                                   Class J Shares(k)
                                                   -----------------
                                     1 Year             5 Years       10 Years
                                     ------             -------       --------
With sales charge of 3.00%           (0.52)%              2.55%         6.20%
Return after U.S. Taxes
  on Distributions                   (3.91)%             (0.77)%        2.77%
Return after U.S. Taxes
  on Distributions and
  Sale of Fund shares                (0.34)%              0.41%         3.29%
Without sales charge                  2.56%               3.18%         6.52%
Return after U.S. Taxes
  on Distributions                   (0.94)%             (0.16)%        3.09%
Return after U.S. Taxes
  on Distributions and
  Sale of Fund shares                 1.53%               0.90%         3.56%



                                                   Class Z Shares(k)
                                                   -----------------
                                     1 Year             5 Years       10 Years
                                     ------             -------       --------
Without sales charge                  3.14%               3.52%         6.70%
Return after Taxes
  on Distributions                   (0.60)%              0.02%         3.18%
Return after Taxes
  on Distributions and
  Sale of Fund shares                 1.89%               1.09%         3.66%



(k) Classes B, C, J and Z are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B, Class C and Class J shares would be lower and for Class Z shares would be higher, since Class Z shares are not subject to sales charges or 12b-1 fees. Class A shares were initially offered on April 4, 1977, Class B shares were initially offered on May 15, 1992, Class C shares were initially offered on July 1, 1997, Class J shares were initially offered on November 2, 1998 and Class Z shares were initially offered on January 29, 1999.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.


                                       m

CUSTODIAN OF THE FUND


State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.



INDEPENDENT ACCOUNTANTS OF THE FUND


PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Fund's independent accountants, providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


                                       n

 Part C.  OTHER INFORMATION
          -----------------

Item 23.         Exhibits:
                 ---------

                 LIBERTY HIGH YIELD SECURITIES FUND (LHYSF)
                 LIBERTY INCOME FUND (LIF)
                 LIBERTY STRATEGIC INCOME FUND (LSIF)


         (a)(1) Amendment No. 3 to the Agreement and Declaration of Trust dated November 15, 1991(2)

         (a)(2) Amendment No. 4 to the Agreement and Declaration of Trust dated April 1, 1999(4)

         (b)      Amended By-Laws dated June 20, 2001(11)

         (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

         (d)(1) Management Agreement between Liberty Funds Trust I, with respect to LHYSF and Colonial Management Associates, Inc.(8)

         (d)(2) Management Agreement between Liberty Funds Trust I, with respect to LIF and Colonial Management Associates, Inc.(8)

         (d)(3) Management Agreement between Liberty Funds Trust I, with respect to LSIF and Colonial Management Associates, Inc.(8)

         (d)(4) Management Agreement between Liberty Funds Trust I with respect to LHYSF and Colonial Management Associates, Inc. dated November 1, 2001

         (d)(5) Management Agreement between Liberty Funds Trust I with respect to LIF and Colonial Management Associates, Inc. dated November 1, 2001

         (d)(6) Management Agreement between Liberty Funds Trust I with respect to LSIF and Colonial Management Associates, Inc. dated November 1, 2001

         (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C,
                  Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement
                  (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(5)   Form of Selling Agreement with Liberty Funds Distributor, Inc.
                  (3)

         (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (f)      Not applicable

         (g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment
                  No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(3) Amendment No. 25 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended(12)

         (h)(4) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(5) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001 - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about
                  October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(6) Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(7) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(8) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America - filed as Exhibit
                  (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(9) Amendment No. 2 dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America (10)

         (h)(10) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit
                  (h)(10) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(11) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(11) in Part C, Item 23 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (i)      Opinion and Consent of Counsel (6)

         (j)      Consent of Independent Accountants (PWC)

         (k)      Not applicable

         (l)      Not applicable

         (m) Rule 12b-1 Plan dated July 1, 2001 - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (n)      Not applicable

         (o)      Plan pursuant to Rule  18f-3(d)  under the  Investment
                  Company Act of 1940 dated April 22, 1996, amended December 12, 2001(11)

         (p) Code of Ethics of Colonial, Stein Roe, the Funds and Liberty Funds Distributor, Inc. effective January 1, 2001, as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville(13)

      (1) Incorporated by reference to Post-Effective Amendment No. 41 filed with the Commission via EDGAR on October 15, 1996

      (2) Incorporated by reference to Post-Effective Amendment No. 42 filed with the Commission via EDGAR on April 22, 1997.

      (3) Incorporated by reference to Post-Effective Amendment No. 49 filed with the Commission via EDGAR on November 20, 1998.

      (4) Incorporated by reference to Post-Effective Amendment No. 55 filed with the Commission via EDGAR on April 30, 1999.

      (5) Incorporated by reference to Post-Effective Amendment No. 56 filed with the Commission via EDGAR on May 27, 1999.

      (6) Incorporated by reference to Post-Effective Amendment No. 59 filed with the Commission via EDGAR on February 18, 2000.

      (7) Incorporated by reference to Post-Effective Amendment No. 60 filed with the commission via EDGAR on or about March 1, 2000.

      (8) Incorporated by reference to Post-Effective Amendment No. 61 filed with the Commission via EDGAR on April 27, 2000.

      (9) Incorporated by reference to Post-Effective Amendment No. 63 filed with the Commission via EDGAR on or about July 19, 2000.

      (10) Incorporated by reference to Post-Effective Amendment No. 64 filed with the Commission via Edgar on or about February 27, 2001.

      (11) Incorporated by reference to Post-Effective Amendment No. 66 filed with the Commission via Edgar on or about December 21, 2001.

      (12) Incorporated by reference to Post-Effective Amendment No. 67 filed with the Commission via Edgar on or about February 11, 2002.

      (13) Incorporated by reference to Post-Effective Amendment No. 68 filed with the Commission via Edgar on or about February 28, 2002.

Item 24.       Persons Controlled by or under Common Control with Registrant
               -------------------------------------------------------------

               None

Item 25.       Indemnification

               See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

               The Registrant's advisor/administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.       Business and Other Connections of Investment Adviser

               The   following   sets   forth   business   and  other
               connections of each director and officer of Colonial Management Associates, Inc. (see next page):

Registrant's investment advisor, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment
Advisers Act of 1940 ("Advisers Act"). Colonial Advisory Services, Inc. ("CASI"), an affiliate of Colonial, is also registered as an investment advisor under the 1940 Act. As of the end of the fiscal year, December 31, 2001, CASI had 7 institutional, corporate or other accounts under management or supervision, the total market value of which was approximately $2.1 billion. As of the end of the fiscal year, December 31, 2001, Colonial was the investment advisor to 37 mutual funds, including funds sub-advised by Colonial, the total market value of which investment companies was approximately $14.1 billion. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                                (2)                          (3)                                       (4)
Name and principal
business
addresses*                         Affiliation                  Period is through 2/15/02.
of officers and                    with                         Other business, profession,
directors of                       investment                   vocation or employment
investment adviser                 adviser                      connection                                Affiliation
------------------                 ----------                   ------------------------------            -----------

Banks, Keith T.                   President, Director           Colonial Advisory Services, Inc.          Director
                                                                Colonial High Income Municipal Trust      President
                                                                Colonial InterMarket Income Trust I       President
                                                                Colonial Intermediate High Income Fund    President
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                President
                                                                Colonial Municipal Income Trust           President
                                                                Liberty Funds Trust I through VII         President
                                                                Liberty Funds Services, Inc.              Director
                                                                Liberty Funds Group LLC                   President, Director
                                                                Liberty Funds Distributor, Inc.           Director
                                                                AlphaTrade Inc.                           Director
                                                                Stein Roe & Farnham Incorporated          President, Director
                                                                Liberty Variable Investment Trust         President
                                                                Colonial Insured Municipal Fund           President
                                                                Colonial California Insured Municipal
                                                                     Fund                                 President
                                                                Colonial New York Insured Municipal Fund  President
                                                                Liberty Floating Rate Advantage Fund      President
                                                                Liberty-Stein Roe Funds Investment Trust  President
                                                                Liberty-Stein Roe Funds Income Trust      President
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                President
                                                                Liberty-Stein Roe Funds Trust             President
                                                                Liberty-Stein Roe Funds Municipal Trust   President
                                                                Liberty-Stein Roe Advisor Trust           President
                                                                SR&F Base Trust                           President
                                                                SteinRoe Variable Investment Trust        President
                                                                Liberty Floating Rate Fund                President
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     President
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    President
                                                                Financial Centre Insurance Agency, Inc.   Director
                                                                Fleet Investment Advisors                 CIO, Director
                                                                Columbia Management Company               Director
                                                                Columbia Funds Management Company         Director
                                                                Columbia Financial Center                 Director
                                                                Liberty Asset Management Company          Director
                                                                WAM Acquisition G.P., Inc.                Director
                                                                Liberty Advisory Services, Inc.           CIO, Director
                                                                Progress Investment Management Company    Director
                                                                Newport Pacific Management, Inc.          Director
                                                                Newport Fund Management, Inc.             Director
                                                                Crabbe Huson Group, Inc.                  Director

Bissonnette, Michael               Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Boatman, Bonny E.                  Senior V.P., IPC Mbr.        Colonial Advisory Services, Inc.          Executive V.P.
                                                                Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Buonopane, Kimberly M.             V.P.                         Liberty Funds Group LLC                   V.P.

Campbell, Kimberly                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Cantor, Daniel K.                  Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.

Condon, Brian                      V.P.                         Liberty Funds Group LLC                   V.P.

Cronk, Kevin                       V.P.                         Liberty Funds Group LLC                   V.P.

Daniszewski, Joseph J.             V.P.                         Liberty Funds Group LLC                   V.P.

Dearborn, James                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

DiSilva-Begley, Linda              Senior V.P., IPC Mbr.        Colonial Advisory Services, Inc.          Compliance Officer
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Chief Compliance Officer

Ellis, Michael                     Senior V.P.                  Newport Pacific Management, Inc.          Senior V.P.
                                                                Newport Fund Management, Inc.             Senior V.P.

Finnemore, Leslie W.               Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Garrison, William M.               V.P.                         Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   V.P.

Gustafson, Erik P.                 Senior, V.P.                 Stein Roe & Farnham Incorporated          Senior V.P.

Harasimowicz, Stephen J.           V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Harrington, Ellen                  V.P., Asst. Secretary        Liberty Funds Group LLC                   V.P., Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Funds Trust I through VII         Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary

Hayssen, Henry                     V.P.                         Liberty Funds Group LLC                   V.P.

Held, Dorothy                      V.P.                         Liberty Funds Group LLC                   V.P.

Hernon, Mary E.                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Hirschhorn, Harvey B.              Senior V.P.                  Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Hounsell, Clare F.                 V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Iudice, Philip J., Jr.             V.P., Controller, Asst.      Liberty Funds Group LLC                   Controller, CAO, Asst.
                                   Treasurer                                                              Treasurer, V.P.
                                                                Liberty Funds Distributor, Inc.           CFO, Treasurer
                                                                Colonial Advisory Services, Inc.          Controller, Asst. Treas.
                                                                AlphaTrade Inc.                           CFO, Treasurer
                                                                Liberty Funds Services, Inc.              Asst. Treasurer
                                                                Stein Roe & Farnham Incorporated          Asst. Treasurer

Jensen, Rodney                     V.P.                         Liberty Funds Group LLC                   V.P.

Kane, Russell                      V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary

Kennedy, Michael T.                Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Kinzel, Jeffrey                    Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.

Lapointe, Thomas                   V.P.                         Liberty Funds Group LLC                   V.P.

Lenzi, Sharon                      Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Lessard, Kristen                   V.P.                         Liberty Funds Group LLC                   V.P.

Loewenberg, Jean S.                Clerk                        Liberty Funds Trust I through VII         Secretary
                                   Counsel, IPC Mbr.            Colonial High Income Municipal Trust      Secretary
                                                                Colonial InterMarket Income Trust I       Secretary
                                                                Colonial Intermediate High Income Fund    Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Secretary
                                                                Colonial Municipal Income Trust           Secretary
                                                                Liberty Variable Investment Trust         Secretary
                                                                Liberty All-Star Equity Fund              Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Secretary
                                                                Colonial Insured Municipal Fund           Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Secretary
                                                                Colonial New York Insured Municipal Fund  Secretary
                                                                Liberty Floating Rate Advantage Fund      Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Secretary
                                                                Liberty-Stein Roe Funds Trust             Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Secretary
                                                                Liberty-Stein Roe Advisor Trust           Secretary
                                                                SR&F Base Trust                           Secretary
                                                                SteinRoe Variable Investment Trust        Secretary
                                                                Liberty Floating Rate Fund                Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Secretary
                                                                Colonial Advisory Services, Inc.          Clerk
                                                                Liberty Funds Services, Inc.              Clerk
                                                                Liberty Funds Group LLC                   Secretary
                                                                Liberty Funds Distributor, Inc.           Clerk
                                                                AlphaTrade Inc.                           Clerk
                                                                Stein Roe & Farnham Incorporated          Secretary
                                                                Financial Centre Insurance Agency, Inc.   Clerk
                                                                Fleet Investment Advisors                 Clerk
                                                                Liberty Asset Management Company          Clerk
                                                                WAM Acquisition G.P., Inc.                Secretary
                                                                Liberty Advisory Services, Inc.           Clerk
                                                                Progress Investment Management Company    Secretary
                                                                Newport Pacific Management, Inc.          Secretary
                                                                Newport Fund Management, Inc.             Secretary
                                                                Crabbe Huson Group, Inc.                  Clerk
                                                                Liberty Newport Holdings, Ltd.            Secretary

Murray, Thomas                     V.P.                         Liberty Funds Group LLC                   V.P.

Newman, Maureen                    Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

O'Brien, David P.                  Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.

Ostrander, Laura                   Senior V.P.                  Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Palombo, Joseph R.                 Dir., Exec. V.P., COO        Colonial Advisory Services, Inc.          COO, Director
                                                                Colonial High Income Municipal Trust      Trustee
                                                                Colonial InterMarket Income Trust I       Trustee
                                                                Colonial Intermediate High Income Fund    Trustee
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Trustee
                                                                Colonial Municipal Income Trust           Trustee
                                                                Liberty Funds Trust I through VII         Trustee
                                                                Liberty Funds Services, Inc.              President, Director
                                                                Liberty Funds Group LLC                   CAO, Executive V.P.
                                                                Liberty Funds Distributor, Inc.           COO, Director
                                                                AlphaTrade Inc.                           COO, Director
                                                                Stein Roe & Farnham Incorporated          Executive V.P., COO,
                                                                                                          Director
                                                                Liberty Variable Investment Trust         Trustee
                                                                Colonial Insured Municipal Fund           Trustee
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Trustee
                                                                Colonial New York Insured Municipal Fund  Trustee
                                                                Liberty Floating Rate Advantage Fund      Trustee
                                                                Liberty-Stein Roe Funds Investment Trust  Trustee
                                                                Liberty-Stein Roe Funds Income Trust      Trustee
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Trustee
                                                                Liberty-Stein Roe Funds Trust             Trustee
                                                                Liberty-Stein Roe Funds Municipal Trust   Trustee
                                                                Liberty-Stein Roe Advisor Trust           Trustee
                                                                SR&F Base Trust                           Trustee
                                                                SteinRoe Variable Investment Trust        Trustee
                                                                Liberty Floating Rate Fund                Trustee
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Trustee
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Manager
                                                                Financial Centre Insurance Agency, Inc.   Director
                                                                Fleet Investment Advisors                 COO, Director
                                                                Columbia Management Company               Director
                                                                Columbia Funds Management Company         Director
                                                                Columbia Financial Center                 Director
                                                                Liberty Asset Management Company          COO, Director
                                                                WAM Acquisition G.P., Inc.                Director
                                                                Liberty Advisory Services, Inc.           COO, Director
                                                                Progress Investment Management Company    Director
                                                                Newport Pacific Management, Inc.          Director
                                                                Newport Fund Management, Inc.             Director
                                                                Crabbe Huson Group, Inc.                  Director

Peishoff, William                  V.P.                         Liberty Funds Group LLC                   V.P.

Peterson, Ann T.                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Pietropaolo, Vincent P.            V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Acorn Trust                       Asst. Secretary
                                                                Wanger Advisors Trust                     Asst. Secretary

Pitten, Leonard                    V.P.                         Liberty Funds Group LLC                   V.P.

Reddin, Lee                        V.P.                         Liberty Funds Group LLC                   V.P.

Richards, Scott B.                 Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Roberts, Charles                   Senior V.P.                  Newport Pacific Management, Inc.          Managing Dir.
                                                                Newport Fund Management, Inc.             Managing Dir.

Roye, Michael                      V.P.                         Liberty Funds Group LLC                   V.P.

Rzepczynski, June                  V.P.                         Liberty Funds Group LLC                   V.P.

Salerno, Joseph                    V.P.                         Liberty Funds Group LLC                   V.P.

Schermerhorn, Scott                Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Smalley, Gregg                     V.P.                         Liberty Funds Group LLC                   V.P.

Smith, Craig                       V.P.                         Liberty Funds Group LLC                   V.P.

Snee, Deborah F.                   V.P.                         Newport Pacific Management, Inc.          V.P.
                                                                Newport Fund Management, Inc.             V.P.

Spanos, Gregory J.                 Senior V.P.                  Colonial Advisory Services, Inc.          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Stevens, Richard                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Swayze, Gary                       Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.

Ware, Elizabeth M.                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

White, John                        V.P.                         Liberty Funds Group LLC                   V.P.


------------------------------------------------
*The Principal address of all of the officers and directors of the investment advisor is One Financial Center, Boston, MA 02111.



Item 27.       Principal Underwriter


(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty Variable Investment Trust, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Louis E.       V.P.                  None

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              President

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Downey, Christopher    V.P.                  None

Ellis, Thomas          V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrell, John          V.P.                  None

Hartnett, Kelly        V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jackson, Lyman         V.P.                  None

Jarstfer, Marlys       V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Lewis, Blair           V.P.                  None

Loewenberg, Jean       Clerk                 Secretary

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     Chairman of the Board

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schomburg, James       V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Torrisi, Susan         V.P.                  None

Tufts, Peter           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         Sr. V.P.              None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.


Item 28.       Location of Accounts and Records

               Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's Custodian is One Financial Center, Boston, MA 02111. The custodian's address is 1776 Heritage Drive, North Quincy, MA 02171.

Item 29.       Management Services
               See Item 15, Part A and Item 13, Part B

Item 30.       Undertakings
               Not Applicable

                           ******************

                                  NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust I is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                                              SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust I, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 69 to its Registration Statement under the Securities Act of 1933 and Amendment No. 51 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 23rd day of April, 2002.


                              LIBERTY FUNDS TRUST I



                              By: /s/KEITH T. BANKS
                              Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                      TITLE                                  DATE
----------                      -----                                  ----




/s/KEITH T. BANKS          President (chief                      April 23, 2002
-----------------
Keith T. Banks             executive officer)







/s/J. Kevin connaughton    Chief Financial Officer (principal    April 23, 2002
-----------------------
J. Kevin Connaughton       financial officer)







/s/VICKI L. BENJAMIN       Chief Accounting Officer (principal   April 23, 2002
-----------------------
Vicki L. Benjamin          accounting officer)

DOUGLAS A. HACKER*              Trustee
---------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*           Trustee
---------------------------
Janet Langford Kelly


RICHARD W. LOWRY*               Trustee
---------------------------
Richard W. Lowry


SALVATORE MACERA*               Trustee
---------------------------
Salvatore Macera


WILLIAM E. MAYER*               Trustee                    /s/ROBERT R. LEVEILLE
---------------------------
William E. Mayer                                              Robert R. Leveille
                                                           ---------------------
                                                                Attorney-in-fact
                                                                  April 23, 2002

DR. CHARLES R. NELSON*          Trustee
---------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*              Trustee
---------------------------
John J. Neuhauser


JOSEPH R. PALOMBO*              Trustee
---------------------------
Joseph R. Palombo


THOMAS E. STITZEL*              Trustee
---------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*             Trustee
---------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*              Trustee
---------------------------
Anne-Lee Verville

                                                               EXHIBITS


(d)(10) Management Agreement between Liberty Funds Trust I with respect to LHYSF and Colonial Management Associates, Inc. dated November 1, 2001

(d)(11) Management Agreement between Liberty Funds Trust I with respect to LIF and Colonial Management Associates, Inc. dated November 1, 2001

(d)(12) Management Agreement between Liberty Funds Trust I with respect to LSIF and Colonial Management Associates, Inc. dated November 1, 2001

(j)         Consent of Independent Accountants (PWC)